UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1. Reports to Stockholders

Semiannual report

      Fixed income mutual funds

      Delaware Corporate Bond Fund

      Delaware Extended Duration Bond Fund

      January 31, 2019

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2018 to Jan. 31, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Annualized Expense Ratio	Expenses Paid During Period 8/1/18 to 1/31/19*
Actual Fund return†
Class A	$1,000.00	$1,017.10	0.82%	$4.17
Class C	1,000.00	1,013.20	1.57%	7.97
Class R	1,000.00	1,015.80	1.07%	5.44
Institutional Class	1,000.00	1,018.30	0.57%	2.90
Class R6**	1,000.00	1,000.00	0.48%	0.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6**	1,000.00	1,022.79	0.48%	2.45

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Annualized Expense Ratio	Expenses Paid During Period 8/1/18 to 1/31/19*
Actual Fund return†
Class A	$1,000.00	$1,002.50	0.82%	$4.14
Class C	1,000.00	998.70	1.57%	7.91
Class R	1,000.00	1,001.30	1.07%	5.40
Institutional Class	1,000.00	1,003.80	0.57%	2.88
Class R6	1,000.00	1,004.20	0.49%	2.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6	1,000.00	1,022.74	0.49%	2.50

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**

The Class R6 shares commenced operations on Jan. 31, 2019. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by the average account value over the period, multiplied by 1/365 (to reflect the actual days since inception).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Delaware Corporate Bond Fund	As of January 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.35%
Corporate Bonds	90.50%
Banking	21.09%
Basic Industry	7.83%
Brokerage	2.43%
Capital Goods	1.26%
Communications	14.90%
Consumer Cyclical	4.63%
Consumer Non-Cyclical	4.09%
Electric	6.17%
Energy	11.48%
Finance Companies	3.84%
Insurance	3.82%
Real Estate Investment Trusts	2.13%
Technology	5.77%
Transportation	1.06%
Municipal Bonds	1.22%
Loan Agreements	2.47%
US Treasury Obligations	2.02%
Convertible Preferred Stock	0.68%
Preferred Stock	0.69%
Short-Term Investments	3.26%
Total Value of Securities	101.19%
Liabilities Net of Receivables and Other Assets	(1.19%)
Total Net Assets	100.00%

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.35%
Corporate Bonds	92.13%
Banking	10.75%
Basic Industry	6.57%
Brokerage	2.22%
Capital Goods	5.00%
Communications	8.65%
Consumer Cyclical	3.30%
Consumer Non-Cyclical	11.27%
Electric	16.57%
Energy	8.86%
Finance Companies	1.34%
Insurance	9.10%
Natural Gas	3.78%
Technology	1.92%
Transportation	2.80%
Municipal Bonds	2.97%
US Treasury Obligations	1.68%
Convertible Preferred Stock	0.81%
Preferred Stock	0.69%
Short-Term Investments	0.24%
Total Value of Securities	98.87%
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.35%
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	2,760,000	$2,725,006

Total Convertible Bond (cost $2,708,835)		2,725,006

Corporate Bonds – 90.50%
Banking – 21.09%
Ally Financial 8.00% 11/1/31	1,840,000	2,217,200
Bank of America
3.864% 7/23/24 µ	4,630,000	4,722,204
4.271% 7/23/29 µ	1,975,000	2,039,153
5.625% 7/1/20	1,965,000	2,041,398
Bank of Montreal 3.30% 2/5/24	2,630,000	2,624,582
Bank of New York Mellon 4.625%µy	5,430,000	5,098,634
Barclays 7.75%µy	2,810,000	2,804,141
Compass Bank
2.875% 6/29/22	3,360,000	3,256,153
3.875% 4/10/25	3,955,000	3,851,379
Credit Suisse Group
144A 7.25%#µy	2,000,000	1,982,950
144A 7.50%#µy	3,950,000	4,032,298
Fifth Third Bancorp 3.95% 3/14/28	1,860,000	1,873,675
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,061,886
Goldman Sachs Group
5.15% 5/22/45	910,000	933,234
6.00% 6/15/20	10,295,000	10,702,454
JPMorgan Chase & Co.
3.797% 7/23/24 µ	1,515,000	1,539,749
3.96% 1/29/27 µ	2,280,000	2,322,527
4.023% 12/5/24 µ	2,040,000	2,094,072
4.452% 12/5/29 µ	3,670,000	3,842,870
6.75%µy	4,000,000	4,314,580
KeyBank 3.40% 5/20/26	10,360,000	10,037,804
Lloyds Banking Group 7.50%µy	2,050,000	2,091,000
Morgan Stanley
3.737% 4/24/24 µ	3,655,000	3,701,224
3.811% (LIBOR03M + 1.22%) 5/8/24 •	2,325,000	2,334,745
4.431% 1/23/30 µ	445,000	462,998
5.00% 11/24/25	4,230,000	4,476,755
5.50% 1/26/20	3,105,000	3,180,008
PNC Bank 4.05% 7/26/28	3,825,000	3,923,396
PNC Financial Services Group
3.50% 1/23/24	1,270,000	1,283,648
5.00%µy	4,560,000	4,338,726

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Popular 6.125% 9/14/23	5,020,000	$5,163,070
Regions Financial 3.80% 8/14/23	3,335,000	3,365,462
Royal Bank of Scotland Group
3.875% 9/12/23	1,350,000	1,326,989
4.519% 6/25/24 µ	3,585,000	3,593,310
8.625%µy	2,470,000	2,635,984
Santander UK 144A 5.00% 11/7/23 #	3,765,000	3,796,596
State Street 4.141% 12/3/29 µ	2,180,000	2,312,208
SunTrust Banks 4.00% 5/1/25	2,575,000	2,627,854
SVB Financial Group 3.50% 1/29/25	655,000	634,995
UBS 7.625% 8/17/22	5,055,000	5,545,765
UBS Group Funding Switzerland
6.875% 3/22/67 µy	2,745,000	2,823,587
7.125%µy	860,000	896,262
US Bancorp
2.375% 7/22/26	2,560,000	2,393,422
3.15% 4/27/27	2,825,000	2,786,356
3.375% 2/5/24	6,260,000	6,315,359
USB Capital IX 3.807% (LIBOR03M + 1.02%)y•	3,207,000	2,474,120
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,040,471
Westpac Banking 5.00%µy	1,180,000	1,023,167
Zions Bancorp 4.50% 6/13/23	2,860,000	2,908,739

		163,849,159

Basic Industry – 7.83%
Anglo American Capital
144A 3.625% 9/11/24 #	560,000	542,389
144A 4.00% 9/11/27 #	1,620,000	1,532,251
144A 4.75% 4/10/27 #	8,545,000	8,536,158
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,795,616
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	3,635,000	3,553,213
Dow Chemical
144A 4.80% 11/30/28 #	3,970,000	4,153,799
144A 5.55% 11/30/48 #	2,880,000	3,044,428
DowDuPont
4.205% 11/15/23	1,465,000	1,518,744
4.725% 11/15/28	2,585,000	2,743,177
5.419% 11/15/48	3,010,000	3,277,634
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,779,110
Georgia-Pacific 8.00% 1/15/24	4,345,000	5,256,291
SASOL Financing USA
5.875% 3/27/24	1,150,000	1,187,635
6.50% 9/27/28	1,165,000	1,232,279

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	$2,542,441
144A 4.441% 4/24/23 #	3,610,000	3,574,436
144A 5.182% 4/24/28 #	2,260,000	2,156,795
WRKCo
144A 4.65% 3/15/26 #	1,205,000	1,242,985
144A 4.90% 3/15/29 #	2,050,000	2,138,500

		60,807,881

Brokerage – 2.43%
Charles Schwab 5.00%µy	1,480,000	1,317,533
E*TRADE Financial
3.80% 8/24/27	2,395,000	2,261,299
5.30%µy	35,000	31,809
5.875%µy	3,105,000	3,035,137
Jefferies Group
4.15% 1/23/30	1,725,000	1,514,412
6.45% 6/8/27	5,627,000	5,942,308
6.50% 1/20/43	1,575,000	1,538,328
Lazard Group
3.625% 3/1/27	2,260,000	2,156,227
3.75% 2/13/25	1,075,000	1,057,208

		18,854,261

Capital Goods – 1.26%
Allegion US Holding 3.55% 10/1/27	1,666,000	1,551,387
Anixter 144A 6.00% 12/1/25 #	1,570,000	1,613,175
Crown Americas 4.75% 2/1/26	1,115,000	1,092,700
General Electric
2.70% 10/9/22	845,000	810,286
5.55% 5/4/20	395,000	403,905
nVent Finance 4.55% 4/15/28	4,375,000	4,298,260

		9,769,713

Communications – 14.90%
Altice France 144A 6.25% 5/15/24 #	2,020,000	1,987,781
AMC Networks 4.75% 8/1/25	2,450,000	2,373,437
American Tower Trust I 144A 3.07% 3/15/23 #	2,726,000	2,692,775
AT&T
4.50% 3/9/48	7,040,000	6,344,186
5.25% 3/1/37	2,320,000	2,358,349
British Telecommunications 4.50% 12/4/23	1,310,000	1,350,983
CCO Holdings
144A 5.125% 5/1/23 #	870,000	883,816

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 5.50% 5/1/26 #	2,565,000	$2,565,000
144A 5.875% 4/1/24 #	335,000	344,293
Charter Communications Operating
5.05% 3/30/29	7,805,000	7,971,337
5.375% 4/1/38	1,835,000	1,770,776
Comcast 4.70% 10/15/48	3,270,000	3,422,084
Crown Castle International
4.30% 2/15/29	4,405,000	4,450,987
5.25% 1/15/23	2,580,000	2,720,506
Crown Castle Towers
144A 3.663% 5/15/25 #	4,035,000	3,994,004
144A 4.241% 7/15/28 #	1,870,000	1,882,042
CSC Holdings
144A 5.375% 2/1/28 #	2,720,000	2,621,400
144A 6.625% 10/15/25 #	2,125,000	2,228,594
Discovery Communications 5.20% 9/20/47	2,640,000	2,502,004
Fox
144A 4.709% 1/25/29 #	1,805,000	1,887,589
144A 5.576% 1/25/49 #	5,525,000	5,885,395
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,099,857
Myriad International Holdings 144A 4.85% 7/6/27 #	1,585,000	1,582,305
SBA Tower Trust 144A 2.898% 10/15/19 #	3,005,000	2,994,654
Sprint Spectrum
144A 3.36% 9/20/21 #	2,664,063	2,656,070
144A 4.738% 3/20/25 #	4,195,000	4,195,000
Telefonica Emisiones 4.895% 3/6/48	1,325,000	1,245,223
Time Warner Cable 7.30% 7/1/38	8,125,000	9,063,766
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,746,145
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,544,000
Verizon Communications
4.329% 9/21/28	3,155,000	3,267,823
4.50% 8/10/33	6,145,000	6,269,868
Viacom 4.375% 3/15/43	6,430,000	5,510,270
Vodafone Group 3.75% 1/16/24	1,570,000	1,568,029
Warner Media 4.85% 7/15/45	6,010,000	5,784,561

		115,764,909

Consumer Cyclical – 4.63%
Best Buy 4.45% 10/1/28	3,825,000	3,643,532
Boyd Gaming 6.375% 4/1/26	2,920,000	2,993,000
Dollar Tree
3.70% 5/15/23	1,510,000	1,494,827

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Dollar Tree
4.00% 5/15/25	3,810,000	$3,738,930
Ford Motor Credit 4.14% 2/15/23	7,415,000	7,045,481
General Motors Financial
4.35% 4/9/25	7,425,000	7,210,837
5.25% 3/1/26	2,150,000	2,151,868
GLP Capital 5.30% 1/15/29	1,860,000	1,887,398
Royal Caribbean Cruises 3.70% 3/15/28	6,170,000	5,771,139

		35,937,012

Consumer Non-Cyclical – 4.09%
Anheuser-Busch InBev Worldwide
144A 3.65% 2/1/26 #	5,925,000	5,831,175
4.75% 1/23/29	3,435,000	3,574,976
Aramark Services 144A 5.00% 2/1/28 #	950,000	929,813
Cigna 144A 4.125% 11/15/25 #	5,870,000	5,998,195
Conagra Brands 5.30% 11/1/38	3,150,000	3,039,999
CVS Health 4.30% 3/25/28	2,745,000	2,782,804
Mylan 4.55% 4/15/28	3,005,000	2,891,485
Reynolds American 6.875% 5/1/20	1,435,000	1,496,327
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	985,000	1,002,596
6.75% 3/1/28	1,915,000	1,993,847
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,205,263

		31,746,480

Electric – 6.17%
AES 4.50% 3/15/23	2,094,000	2,112,323
Ausgrid Finance
144A 3.85% 5/1/23 #	2,000,000	2,013,566
144A 4.35% 8/1/28 #	2,750,000	2,766,687
Avangrid 3.15% 12/1/24	3,485,000	3,385,681
CenterPoint Energy 6.125%µy	3,230,000	3,232,697
Cleveland Electric Illuminating 5.50% 8/15/24	4,605,000	5,035,084
ComEd Financing III 6.35% 3/15/33	4,635,000	4,798,592
Duke Energy Ohio 3.65% 2/1/29	1,520,000	1,538,783
Emera 6.75% 6/15/76 µ	5,600,000	5,720,260
Enel 144A 8.75% 9/24/73 #µ	1,125,000	1,209,375
Interstate Power & Light 4.10% 9/26/28	3,500,000	3,565,281
IPALCO Enterprises 3.70% 9/1/24	2,075,000	2,039,928
MidAmerican Energy 4.25% 7/15/49	4,100,000	4,223,777
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	3,235,000	3,148,451

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NV Energy 6.25% 11/15/20	2,975,000	$3,139,356

		47,929,841

Energy – 11.48%
AmeriGas Partners 5.75% 5/20/27	4,086,000	3,922,560
Continental Resources 4.375% 1/15/28	2,065,000	2,058,659
Enbridge
6.00% 1/15/77 µ	3,600,000	3,457,637
6.25% 3/1/78 µ	1,810,000	1,724,665
Enbridge Energy Partners
4.375% 10/15/20	770,000	783,317
5.50% 9/15/40	1,320,000	1,425,820
Energy Transfer Operating
5.25% 4/15/29	185,000	191,905
6.00% 6/15/48	1,365,000	1,405,954
Energy Transfer Partners 6.625%µy	5,105,000	4,557,361
Kinder Morgan 5.05% 2/15/46	4,235,000	4,178,803
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	3,600,000
Marathon Oil 4.40% 7/15/27	3,820,000	3,836,638
MPLX
4.875% 12/1/24	7,875,000	8,212,678
5.50% 2/15/49	1,500,000	1,533,980
Newfield Exploration
5.625% 7/1/24	1,345,000	1,415,613
5.75% 1/30/22	1,085,000	1,131,113
Noble Energy
3.85% 1/15/28	4,190,000	3,978,812
3.90% 11/15/24	765,000	752,813
4.95% 8/15/47	1,395,000	1,301,756
NuStar Logistics 5.625% 4/28/27	2,585,000	2,517,144
ONEOK 7.50% 9/1/23	4,985,000	5,656,212
Petrobras Global Finance 7.25% 3/17/44	2,560,000	2,703,360
Petroleos Mexicanos 6.75% 9/21/47	1,310,000	1,144,953
Sabine Pass Liquefaction
5.625% 3/1/25	3,825,000	4,134,187
5.75% 5/15/24	3,345,000	3,600,334
5.875% 6/30/26	2,615,000	2,844,998
Schlumberger Holdings
144A 3.75% 5/1/24 #	1,980,000	1,996,300
144A 4.30% 5/1/29 #	3,130,000	3,191,313
Targa Resources Partners 144A 5.875% 4/15/26 #	2,370,000	2,402,587
Transcanada Trust 5.875% 8/15/76 µ	2,245,000	2,194,880

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Williams
3.75% 6/15/27	1,770,000	$1,725,431
4.55% 6/24/24	2,280,000	2,360,480
4.85% 3/1/48	3,350,000	3,274,020

		89,216,283

Finance Companies – 3.84%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,095,000	3,020,163
AerCap Ireland Capital 3.65% 7/21/27	9,910,000	8,925,779
Aviation Capital Group 144A 3.50% 11/1/27 #	4,685,000	4,376,156
Depository Trust & Clearing 144A 4.875%#µy	6,000,000	5,943,510
GE Capital International Funding Co. Unlimited 4.418% 11/15/35	5,285,000	4,732,743
International Lease Finance 8.625% 1/15/22	2,500,000	2,806,148

		29,804,499

Insurance – 3.82%
Aviation Capital Group 144A 4.375% 1/30/24 #	2,670,000	2,674,203
AXA Equitable Holdings 5.00% 4/20/48	6,100,000	5,701,644
Brighthouse Financial
3.70% 6/22/27	1,590,000	1,392,295
4.70% 6/22/47	2,685,000	2,082,059
Marsh & McLennan
3.875% 3/15/24	600,000	612,294
4.375% 3/15/29	3,945,000	4,089,475
4.90% 3/15/49	1,910,000	2,024,119
MetLife 144A 9.25% 4/8/38 #	2,160,000	2,796,185
Voya Financial 4.70% 1/23/48 µ	3,390,000	2,852,589
Willis North America
3.60% 5/15/24	915,000	897,511
4.50% 9/15/28	2,550,000	2,585,939
XLIT 5.245% (LIBOR03M + 2.46%)y•	2,042,000	1,950,110

		29,658,423

Real Estate Investment Trusts – 2.13%
Corporate Office Properties 5.25% 2/15/24	5,730,000	5,984,723
Host Hotels & Resorts 3.75% 10/15/23	2,945,000	2,879,865
Kilroy Realty 3.45% 12/15/24	2,965,000	2,870,669
LifeStorage 3.50% 7/1/26	2,745,000	2,608,716
WP Carey 4.60% 4/1/24	2,120,000	2,170,655

		16,514,628

Technology – 5.77%
Broadcom 3.50% 1/15/28	2,755,000	2,448,152
CDK Global 4.875% 6/1/27	4,550,000	4,436,250

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
CDK Global
5.875% 6/15/26	670,000	$685,075
Corning
4.375% 11/15/57	1,510,000	1,325,898
5.35% 11/15/48	970,000	1,026,233
Dell International
144A 6.02% 6/15/26 #	1,930,000	2,019,898
144A 8.10% 7/15/36 #	2,180,000	2,517,683
Marvell Technology Group 4.875% 6/22/28	4,680,000	4,668,317
Microchip Technology
144A 3.922% 6/1/21 #	1,335,000	1,321,876
144A 4.333% 6/1/23 #	9,520,000	9,388,718
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,826,463
NXP
144A 4.625% 6/1/23 #	3,650,000	3,727,563
144A 4.875% 3/1/24 #	4,010,000	4,118,711
Tencent Holdings 144A 3.925% 1/19/38 #	1,755,000	1,631,845
Vantiv 144A 4.375% 11/15/25 #	2,815,000	2,712,900

		44,855,582

Transportation – 1.06%
DAE Funding
144A 4.50% 8/1/22 #	540,000	534,600
144A 5.00% 8/1/24 #	540,000	532,170
144A 5.25% 11/15/21 #	2,030,000	2,050,300
FedEx 4.05% 2/15/48	3,300,000	2,877,871
United Airlines 2019-1 Class Aa Pass-Through Trust 4.15% 8/25/31♦	2,220,000	2,249,193

		8,244,134

Total Corporate Bonds (cost $705,659,245)		702,952,805

Municipal Bonds – 1.22%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,043,852
Los Angeles, California Department of Water & Power Revenue (Federally Taxable – Direct Payment – Build America Bonds) Series D 6.574% 7/1/45	5,365,000	7,459,013

Total Municipal Bonds (cost $7,478,959)		9,502,865

Loan Agreements – 2.47%
Altice France Tranche B13 1st Lien 6.509% (LIBOR01M + 4.00%) 1/31/26 •	2,493,750	2,357,372

	Principal amount°	Value (US $)
Loan Agreements (continued)
BWAY Holding Tranche B 1st Lien 6.033% (LIBOR03M + 3.25%) 4/3/24 •	2,487,374	$2,406,534
First Data 1st Lien 4.519% (LIBOR01M + 2.00%) 4/26/24 •	2,500,000	2,493,490
MPH Acquisition Holdings Tranche B 1st Lien 5.553% (LIBOR03M + 2.75%) 6/7/23 •	2,222,822	2,152,525
Scientific Games International Tranche B5 1st Lien 5.249% (LIBOR01M + 2.75%) 8/14/24 •	2,487,469	2,414,399
Stars Group Holdings Tranche B 1st Lien 6.303% (LIBOR03M + 3.50%) 7/10/25 •	2,487,500	2,469,466
Unitymedia Finance Tranche E 1st Lien 4.509% (LIBOR01M + 2.00%) 6/1/23 •	2,500,000	2,467,447
USI Tranche B 1st Lien 5.803% (LIBOR03M + 3.00%) 5/16/24 •	2,487,406	2,392,573

Total Loan Agreements (cost $19,575,946)		19,153,806

US Treasury Obligations – 2.02%
US Treasury Bond
3.375% 11/15/48	9,955,000	10,685,876
US Treasury Note
3.125% 11/15/28	4,765,000	4,966,675

Total US Treasury Obligations (cost $15,492,937)		15,652,551

	Number of shares
Convertible Preferred Stock – 0.68%
A Schulman 6.00% exercise price $52.33 y	2,808	2,899,260
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	52,027	2,410,931

Total Convertible Preferred Stock (cost $5,517,906)		5,310,191

Preferred Stock – 0.69%
Bank of America 6.50% µ	2,610,000	2,812,131
GMAC Capital Trust I 8.401% 2/15/40 (LIBOR03M + 5.785%)•	50,000	1,305,500
Morgan Stanley 5.55% µ	895,000	899,999
USB Realty 144A 3.934% (LIBOR03M + 1.147%)#•	400,000	352,590

Total Preferred Stock (cost $4,840,625)		5,370,220

	Principal amount°
Short-Term Investments – 3.26%
Discount Note – 0.90%≠
Federal Home Loan Bank 0.00% 2/1/19	6,981,697	6,981,697

		6,981,697

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 2.36%
Bank of America Merrill Lynch 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $2,216,569 (collateralized by US government obligations 2.125% 12/31/22; market value $2,260,741)	2,216,412	$2,216,412
Bank of Montreal 2.43%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $6,095,544 (collateralized by US government obligations 0.00%-4.375% 3/28/19-2/15/48; market value $6,217,037)	6,095,132	6,095,132
BNP Paribas 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $9,993,910 (collateralized by US government obligations 0.00%-4.375% 3/07/19-8/15/47; market value $10,193,066)	9,993,202	9,993,202

		18,304,746

Total Short-Term Investments (cost $25,286,443)		25,286,443

Total Value of Securities – 101.19% (cost $786,560,896)		$785,953,887

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $180,151,523, which represents 23.19% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.

y	No contractual maturity date.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at Jan. 31, 20191:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from Brokers
86	US Treasury Long Bonds	$12,615,125	$11,969,016	3/20/19	$646,109	$86,000

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2019 (Unaudited)

	Principal amount°	Value (US $)

Convertible Bond – 0.35%

Cemex 3.72% exercise price $11.01, maturity date 3/15/20	2,176,000	$2,148,411

Total Convertible Bond (cost $2,135,599)		2,148,411

Corporate Bonds – 92.13%

Banking – 10.75%
Ally Financial 8.00% 11/1/31	595,000	716,975
Bank of America 4.271% 7/23/29 µ	6,110,000	6,308,467
Bank of New York Mellon 4.625%µy	3,275,000	3,075,143
Credit Suisse Group 144A 6.25%#µy	1,147,000	1,136,916
Fifth Third Bank 3.85% 3/15/26	5,000,000	4,962,675
Goldman Sachs Group 5.15% 5/22/45	5,245,000	5,378,914
JPMorgan Chase & Co.
3.897% 1/23/49 µ	2,710,000	2,536,312
3.96% 1/29/27 µ	1,880,000	1,915,066
3.964% 11/15/48 µ	1,300,000	1,225,261
4.203% 7/23/29 µ	1,500,000	1,539,270
4.452% 12/5/29 µ	2,805,000	2,937,125
6.75%µy	1,500,000	1,617,967
KeyBank 6.95% 2/1/28	2,467,000	2,966,439
Lloyds Banking Group 4.344% 1/9/48	5,545,000	4,766,155
Morgan Stanley
4.375% 1/22/47	5,120,000	5,155,374
4.457% 4/22/39 µ	1,095,000	1,107,923
5.00% 11/24/25	1,450,000	1,534,585
PNC Financial Services Group 5.00%µy	2,705,000	2,573,740
UBS 7.625% 8/17/22	4,020,000	4,410,282
UBS Group Funding Switzerland 6.875% 3/22/67 µy	2,600,000	2,674,435
US Bancorp 5.125%µy	2,805,000	2,824,172
USB Capital IX 3.807% (LIBOR03M + 1.02%)y•	810,000	624,895
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,472,334
Westpac Banking 5.00%µy	875,000	758,704

		66,219,129

Basic Industry – 6.57%
Anglo American Capital
144A 4.00% 9/11/27 #	280,000	264,833
144A 4.75% 4/10/27 #	3,755,000	3,751,114
Barrick North America Finance 5.75% 5/1/43	1,825,000	2,055,018
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,292,959
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,070,000	2,023,425
Dow Chemical
144A 4.80% 11/30/28 #	3,185,000	3,332,456
144A 5.55% 11/30/48 #	2,860,000	3,023,287

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
DowDuPont
4.725% 11/15/28	2,080,000	$2,207,276
5.419% 11/15/48	2,335,000	2,542,616
Georgia-Pacific 8.00% 1/15/24	3,280,000	3,967,925
Goldcorp 5.45% 6/9/44	2,155,000	2,260,934
Nucor 4.40% 5/1/48	5,065,000	4,939,004
RPM International 4.25% 1/15/48	3,115,000	2,660,158
Westlake Chemical 4.375% 11/15/47	7,315,000	6,155,843

		40,476,848

Brokerage – 2.22%
Charles Schwab 5.00%µy	930,000	827,909
Jefferies Group
6.45% 6/8/27	2,640,000	2,787,932
6.50% 1/20/43	1,985,000	1,938,782
Lazard Group
3.75% 2/13/25	655,000	644,159
4.50% 9/19/28	2,675,000	2,706,828
Legg Mason 5.625% 1/15/44	5,000,000	4,778,653

		13,684,263

Capital Goods – 5.00%
Crane 4.20% 3/15/48	1,220,000	1,134,900
Martin Marietta Materials 4.25% 12/15/47	4,555,000	3,728,430
Northrop Grumman 4.03% 10/15/47	6,910,000	6,637,450
Snap-on 4.10% 3/1/48	5,415,000	5,299,768
United Technologies 4.625% 11/16/48	6,290,000	6,474,666
Valmont Industries 5.00% 10/1/44	8,570,000	7,538,260

		30,813,474

Communications – 8.65%
AT&T
4.50% 3/9/48	2,030,000	1,829,360
5.25% 3/1/37	1,815,000	1,845,002
Charter Communications Operating 5.375% 4/1/38	5,275,000	5,090,379
Comcast 4.70% 10/15/48	7,915,000	8,283,119
Crown Castle International
4.75% 5/15/47	1,895,000	1,799,752
5.20% 2/15/49	3,525,000	3,543,446
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,796,267
Discovery Communications 5.20% 9/20/47	2,070,000	1,961,799
Fox
144A 5.476% 1/25/39 #	1,835,000	1,921,619
144A 5.576% 1/25/49 #	4,685,000	4,990,602
Myriad International Holdings 144A 4.85% 7/6/27 #	975,000	973,343

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Telefonica Emisiones 4.895% 3/6/48	1,050,000	$986,781
TELUS 4.60% 11/16/48	135,000	136,299
Time Warner Cable 7.30% 7/1/38	5,265,000	5,873,320
Verizon Communications 4.50% 8/10/33	4,740,000	4,836,318
Viacom 4.375% 3/15/43	3,795,000	3,252,173
Warner Media 4.85% 7/15/45	4,310,000	4,148,329

		53,267,908

Consumer Cyclical – 3.30%
General Motors
5.15% 4/1/38	2,450,000	2,169,327
5.95% 4/1/49	420,000	393,191
6.75% 4/1/46	2,805,000	2,909,526
Home Depot 4.50% 12/6/48	4,605,000	4,961,899
Lowe’s 4.05% 5/3/47	5,965,000	5,371,995
Marriott International 4.50% 10/1/34	4,610,000	4,548,261

		20,354,199

Consumer Non-Cyclical – 11.27%
Altria Group 3.875% 9/16/46	6,540,000	5,053,671
Anheuser-Busch InBev Worldwide 144A 4.90% 2/1/46 #	6,690,000	6,362,021
Bayer US Finance II 144A 4.875% 6/25/48 #	5,245,000	4,993,766
Campbell Soup 4.80% 3/15/48	6,465,000	5,803,976
Celgene 5.25% 8/15/43	4,315,000	4,438,984
Cigna 144A 4.90% 12/15/48 #	8,440,000	8,662,912
Conagra Brands 5.40% 11/1/48	6,005,000	5,697,857
CVS Health
4.78% 3/25/38	8,380,000	8,437,401
5.05% 3/25/48	3,285,000	3,382,621
Kraft Heinz Foods 4.375% 6/1/46	3,538,000	3,064,588
Mylan 5.20% 4/15/48	4,760,000	4,141,382
Pernod Ricard 144A 5.50% 1/15/42 #	2,900,000	3,182,817
Zoetis 4.45% 8/20/48	6,270,000	6,184,213

		69,406,209

Electric – 16.57%
AEP Texas 3.80% 10/1/47	3,800,000	3,430,594
Alabama Power
3.70% 12/1/47	4,110,000	3,823,273
4.30% 7/15/48	2,630,000	2,670,925
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,448,340
Appalachian Power 4.40% 5/15/44	5,595,000	5,531,046
Arizona Public Service 4.20% 8/15/48	3,510,000	3,476,161
Baltimore Gas & Electric 3.75% 8/15/47	1,755,000	1,599,909
Berkshire Hathaway Energy 3.80% 7/15/48	5,185,000	4,768,709

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Black Hills 4.20% 9/15/46	4,745,000	$4,384,527
ComEd Financing III 6.35% 3/15/33	2,630,000	2,722,826
DTE Electric 3.75% 8/15/47	3,675,000	3,489,526
Duke Energy 3.95% 8/15/47	3,240,000	2,965,235
Duke Energy Ohio 3.70% 6/15/46	1,000,000	927,713
Emera 6.75% 6/15/76 µ	3,445,000	3,518,981
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,770,210
Entergy Louisiana
4.00% 3/15/33	1,885,000	1,922,361
4.95% 1/15/45	125,000	128,459
MidAmerican Energy 4.25% 7/15/49	2,420,000	2,493,058
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	935,000	909,985
Oglethorpe Power 144A 5.05% 10/1/48 #	2,580,000	2,681,863
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,172,785
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,212,429
PPL Electric Utilities 4.15% 6/15/48	4,520,000	4,604,842
South Carolina Electric & Gas 4.10% 6/15/46	3,160,000	3,084,263
Southern California Edison 4.125% 3/1/48	3,245,000	2,931,128
Southwestern Public Service
3.70% 8/15/47	3,165,000	2,911,325
4.40% 11/15/48	5,115,000	5,282,961
Tampa Electric 4.20% 5/15/45	2,175,000	2,046,678
Tucson Electric Power 4.85% 12/1/48	4,150,000	4,386,343
Union Electric 4.00% 4/1/48	5,315,000	5,142,655
Virginia Electric & Power
3.80% 9/15/47	1,750,000	1,645,268
4.60% 12/1/48	2,815,000	2,971,509

		102,055,887

Energy – 8.86%
Enbridge
6.00% 1/15/77 µ	3,380,000	3,246,337
6.25% 3/1/78 µ	1,060,000	1,010,025
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,503,592
Energy Transfer Operating 6.25% 4/15/49	2,610,000	2,790,373
Energy Transfer Partners 6.00% 6/15/48	1,730,000	1,781,905
Eni 144A 5.70% 10/1/40 #	3,450,000	3,549,611
Enterprise Products Operating 4.80% 2/1/49	4,360,000	4,477,890
Kinder Morgan 5.05% 2/15/46	3,290,000	3,246,343
Magellan Midstream Partners 4.85% 2/1/49	3,640,000	3,712,172
Marathon Oil 4.40% 7/15/27	3,035,000	3,048,219

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
4.80% 2/15/29	2,085,000	$2,135,561
5.50% 2/15/49	4,685,000	4,791,130
Newfield Exploration 5.625% 7/1/24	1,275,000	1,341,937
Noble Energy
4.95% 8/15/47	2,490,000	2,323,564
5.05% 11/15/44	1,785,000	1,660,434
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,684,320
Petroleos Mexicanos 6.75% 9/21/47	1,040,000	908,970
Sabine Pass Liquefaction
5.625% 3/1/25	3,010,000	3,253,308
5.75% 5/15/24	1,655,000	1,781,331
5.875% 6/30/26	2,060,000	2,241,184
Transcanada Trust 5.875% 8/15/76 µ	1,400,000	1,368,745
Williams 4.85% 3/1/48	2,795,000	2,731,607

		54,588,558

Finance Companies – 1.34%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	1,760,000	1,717,443
Depository Trust & Clearing 144A 4.875%#µy	3,000,000	2,971,755
GE Capital International Funding Co. Unlimited 4.418% 11/15/35	3,990,000	3,573,064

		8,262,262

Insurance – 9.10%
Alleghany 4.90% 9/15/44	3,525,000	3,454,810
AXA Equitable Holdings 5.00% 4/20/48	5,000,000	4,673,479
Berkshire Hathaway Finance
4.20% 8/15/48	4,525,000	4,660,291
4.25% 1/15/49	1,150,000	1,187,511
4.30% 5/15/43	1,800,000	1,880,367
Brighthouse Financial 4.70% 6/22/47	6,335,000	4,912,419
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	6,326,308
Marsh & McLennan 4.90% 3/15/49	5,170,000	5,478,898
MetLife 4.60% 5/13/46	3,725,000	3,871,280
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,047,938
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	5,471,484
Progressive
4.125% 4/15/47	1,385,000	1,372,294
4.20% 3/15/48	2,045,000	2,069,593
Voya Financial 4.70% 1/23/48 µ	2,010,000	1,691,358
Willis North America 5.05% 9/15/48	3,910,000	3,809,865
XLIT
5.245% (LIBOR03M + 2.458%)y•	1,260,000	1,203,300

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
5.50% 3/31/45	1,895,000	$1,974,833

		56,086,028

Natural Gas – 3.78%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	5,770,000	5,734,183
CenterPoint Energy Houston Electric 4.25% 2/1/49	3,370,000	3,475,370
ONE Gas 4.50% 11/1/48	1,885,000	1,981,446
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	5,514,880
Southern California Gas 4.30% 1/15/49	4,500,000	4,616,716
Southwest Gas 3.80% 9/29/46	2,150,000	1,944,843

		23,267,438

Technology – 1.92%
Corning
4.375% 11/15/57	1,170,000	1,027,352
5.35% 11/15/48	695,000	735,291
Dell International
144A 6.02% 6/15/26 #	1,505,000	1,575,102
144A 8.10% 7/15/36 #	1,880,000	2,171,213
Oracle 4.00% 11/15/47	5,580,000	5,390,548
Tencent Holdings 144A 3.925% 1/19/38 #	985,000	915,879

		11,815,385

Transportation – 2.80%
Burlington Northern Santa Fe 4.15% 12/15/48	5,000,000	5,112,719
FedEx 4.05% 2/15/48	6,700,000	5,842,950
Norfolk Southern 4.15% 2/28/48	4,795,000	4,629,689
TTX 144A 4.60% 2/1/49 #	1,620,000	1,667,951

		17,253,309

Total Corporate Bonds (cost $581,546,944)		567,550,897

Municipal Bonds – 2.97%
Chicago, Illinois O’Hare International Airport Third Lien Revenue (Build America Bonds - Direct Payment) Series B 6.395% 1/1/40	3,800,000	4,880,606
Long Island, New York Power Authority Electric System Revenue (Federally Taxable - Issuer Subsidy - Build America Bonds) Series B 5.85% 5/1/41	3,600,000	4,337,388
Los Angeles, California Department of Water & Power Revenue (Federally Taxable - Direct Payment - Build America Bonds) Series D 6.574% 7/1/45	2,225,000	3,093,440

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Metropolitan Transportation Authority, New York Revenue (Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	$3,971,251
Oregon Department of Transportation Highway User Tax Revenue (Federally Taxable Build America Bonds) Subordinate Series A 5.834% 11/15/34	1,605,000	1,996,989

Total Municipal Bonds (cost $14,456,333)		18,279,674

US Treasury Obligations – 1.68%
US Treasury Bond
3.375% 11/15/48	5,420,000	5,817,926
US Treasury Notes
2.625% 12/31/23	295,000	297,518
3.125% 11/15/28	4,070,000	4,242,259

Total US Treasury Obligations (cost $10,278,202)		10,357,703

	Number of shares
Convertible Preferred Stock – 0.81%
A Schulman 6.00% exercise price $52.33 y	1,597	1,648,903
Bank of America 7.25% exercise price $50.00 y	1,360	1,758,698
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	34,000	1,575,560

Total Convertible Preferred Stock (cost $5,141,844)		4,983,161

Preferred Stock – 0.69%
Bank of America 6.50% 10/23/49 µ	1,500,000	1,616,167
Morgan Stanley 5.55% µ	2,280,000	2,292,734
USB Realty 144A 3.934% (LIBOR03M + 1.147%)#•	400,000	352,590

Total Preferred Stock (cost $4,254,700)		4,261,491

	Principal amount°
Short-Term Investments – 0.24%
Discount Note – 0.07%≠
Federal Home Loan Bank 0.00% 2/1/19	414,992	414,992

		414,992

Repurchase Agreements – 0.17%
Bank of America Merrill Lynch 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $131,753 (collateralized by US government obligations 2.125% 12/31/22; market value $134,378)	131,743	131,743

	Principal amount°	Value (US $)
Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 2.43%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $362,319 (collateralized by US government obligations 0.00%-4.375% 3/28/19-2/15/48; market value $369,541)	362,295	$362,295
BNP Paribas 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $594,038 (collateralized by US government obligations 0.00%-4.375% 3/07/19-8/15/47; market value $605,876)	593,996	593,996

		1,088,034

Total Short-Term Investments (cost $1,503,026)		1,503,026

Total Value of Securities – 98.87% (cost $619,316,648)		$609,084,363

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $88,543,730, which represents 14.37% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.

y	No contractual maturity date.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Schedules of investments

Delaware Extended Duration Bond Fund

The following futures contracts were outstanding at Jan. 31, 20191:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from Brokers
128	US Treasury Long Bonds	$18,776,000	$18,564,362	3/20/19	$211,638	$128,000

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

January 31, 2019 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Assets:
Investments, at value[1]	$785,953,887	$609,084,363
Cash	3,926,034	1,798,559
Cash collateral due from broker	250,000	365,000
Receivable for securities sold	20,055,703	8,914,989
Dividends and interest receivable	8,666,579	7,465,040
Receivable for fund shares sold	1,274,721	4,764,432
Variation margin due from broker on futures contracts	86,000	128,000
Other assets[2]	438,287	166,247

Total assets	820,651,211	632,686,630

Liabilities:
Payable for securities purchased	39,330,809	14,013,183
Payable for fund shares redeemed	1,606,181	934,832
Contingent liabilities[2]	1,460,956	554,156
Distribution payable	783,946	633,747
Other accrued expenses	339,323	241,506
Investment management fees payable to affiliates	252,920	179,400
Distribution fees payable to affiliates	103,846	43,842
Audit and tax fees payable	25,025	25,025
Dividend disbursing and transfer agent fees and expenses payable to affiliates	6,578	5,234
Trustees’ fees and expenses payable	3,190	2,564
Accounting and administration expenses payable to affiliates	2,826	2,318
Legal fees payable to affiliates	1,045	844
Reports and statements to shareholders expenses payable to affiliates	727	572

Total liabilities	43,917,372	16,637,223

Total Net Assets	$776,733,839	$616,049,407

Net Assets Consist of:
Paid-in capital	$855,501,909	$642,467,047
Total distributable earnings (loss)	(78,768,070)	(26,417,640)

Total Net Assets	$776,733,839	$616,049,407

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Asset Value
Class A:
Net assets	$160,542,226	$122,723,270
Shares of beneficial interest outstanding, unlimited authorization, no par	28,707,847	19,899,378
Net asset value per share	$5.59	$6.17
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$5.85	$6.46

Class C:
Net assets	$73,495,004	$14,586,886
Shares of beneficial interest outstanding, unlimited authorization, no par	13,141,086	2,366,406
Net asset value per share	$5.59	$6.16

Class R:
Net assets	$17,759,879	$12,631,069
Shares of beneficial interest outstanding, unlimited authorization, no par	3,173,140	2,045,229
Net asset value per share	$5.60	$6.18

Institutional Class:
Net assets	$524,934,730	$423,320,146
Shares of beneficial interest outstanding, unlimited authorization, no par	93,863,668	68,758,055
Net asset value per share	$5.59	$6.16

Class R6:
Net assets	$2,000	$42,788,036
Shares of beneficial interest outstanding, unlimited authorization, no par	358	6,944,415
Net asset value per share	$5.59	$6.16

[1] Investments, at cost	$786,560,896	$619,316,648
[2] See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended January 31, 2019 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Investment Income:
Interest	$21,434,999	$15,000,715
Dividends	236,698	138,977

	21,671,697	15,139,692

Expenses:
Management fees	2,339,667	1,715,386
Distribution expenses – Class A	218,839	167,939
Distribution expenses – Class C	406,986	79,405
Distribution expenses – Class R	47,044	35,866
Dividend disbursing and transfer agent fees and expenses	545,771	328,256
Accounting and administration expenses	106,419	77,464
Registration fees	70,656	50,156
Legal fees	52,879	31,610
Reports and statements to shareholders expenses	38,734	36,337
Audit and tax fees	26,293	26,117
Trustees’ fees and expenses	24,724	16,532
Custodian fees	19,454	11,408
Other	34,063	23,240

	3,931,529	2,599,716
Less expenses waived	(503,322)	(519,488)
Less expenses paid indirectly	(911)	(1,974)

Total operating expenses	3,427,296	2,078,254

Net Investment Income	18,244,401	13,061,438

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(15,533,727)	(12,196,102)
Futures contracts	(602,453)	40

Net realized (loss)	(16,136,180)	(12,196,062)

Net change in unrealized appreciation (depreciation) of:
Investments	7,664,573	(527,787)
Futures contracts	482,076	211,638

Net change in unrealized appreciation (depreciation)	8,146,649	(316,149)

Net Realized and Unrealized Loss	(7,989,531)	(12,512,211)

Net Increase in Net Assets Resulting from Operations	$10,254,870	$549,227

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,244,401	$37,942,207
Net realized loss	(16,136,180)	(11,020,242)
Net change in unrealized appreciation (depreciation)	8,146,649	(42,178,285)

Net increase (decrease) in net assets resulting from operations	10,254,870	(15,256,320)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(3,548,002)	(8,104,963)
Class C	(1,345,475)	(3,172,984)
Class R	(357,853)	(818,568)
Institutional Class	(14,707,319)	(29,609,714)

	(19,958,649)	(41,706,229)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,494,165	33,704,901
Class C	2,465,716	4,492,764
Class R	2,295,785	9,166,197
Institutional Class	150,765,553	482,977,869
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,242,209	7,560,371
Class C	1,141,833	2,820,800
Class R	347,817	818,333
Institutional Class	7,554,943	16,199,993

	179,310,021	557,741,228

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(53,770,968)	$(77,661,628)
Class C	(17,891,645)	(44,978,538)
Class R	(4,294,685)	(13,394,326)
Institutional Class	(485,660,095)	(287,055,533)

	(561,617,393)	(423,090,025)

Increase (decrease) in net assets derived from capital share transactions	(382,307,372)	134,651,203

Net Increase (Decrease) in Net Assets	(392,011,151)	77,688,654
Net Assets:
Beginning of period	1,168,744,990	1,091,056,336

End of period[1]	$776,733,839	$1,168,744,990

[1]

Net Assets – End of year includes distributions in excess of net investment income of $27,569 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Jan. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 12 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

				Institutional
	Class A	Class C	Class R	Class
Dividends from net investment income	$(8,104,963)	$(3,172,984)	$(818,568)	$(29,609,714)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,061,438	$25,045,879
Net realized gain (loss)	(12,196,062)	4,256,736
Net change in unrealized appreciation (depreciation)	(316,149)	(40,757,560)

Net increase (decrease) in net assets resulting from operations	549,227	(11,454,945)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(2,682,336)	(6,604,011)
Class C	(258,352)	(685,910)
Class R	(269,017)	(568,514)
Institutional Class	(9,059,867)	(16,476,994)
Class R6	(1,004,899)	(1,234,037)

	(13,274,471)	(25,569,466)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,192,381	29,749,844
Class C	567,083	2,276,247
Class R	1,045,943	3,182,605
Institutional Class	83,019,044	167,528,226
Class R6	1,441,083	26,877,912

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,654,386	6,501,977
Class C	240,455	652,210
Class R	268,542	568,514
Institutional Class	8,467,921	15,382,847
Class R6	1,008,552	1,205,755

	111,905,390	253,926,137

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(40,493,431)	$(73,020,245)
Class C	(3,496,348)	(12,326,813)
Class R	(3,774,646)	(6,829,085)
Institutional Class	(94,056,574)	(118,872,759)
Class R6	(7,037,713)	(1,380,444)

	(148,858,712)	(212,429,346)

Increase (decrease) in net assets derived from capital share transactions	(36,953,322)	41,496,791

Net Increase (Decrease) in Net Assets	(49,678,566)	4,472,380
Net Assets:
Beginning of period	665,727,973	661,255,593

End of period[1]	$616,049,407	$665,727,973

[1]

Net Assets – End of year includes distributions in excess of net investment income of $528,707 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Jan. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 12 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class	Class R6
Dividends from net investment income	$(6,604,011)	$(685,910)	$(568,514)	$(16,476,994)	$(1,234,037)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $72,919 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$5.61	$5.90	$5.94	$5.81	$6.08	$5.95

0.10	0.19	0.19	0.19	0.21	0.23
(0.01)	(0.27)	(0.03)	0.14	(0.19)	0.25

0.09	(0.08)	0.16	0.33	0.02	0.48

(0.11)	(0.21)	(0.20)	(0.20)	(0.23)	(0.25)
—	—	—	— [3]	(0.06)	(0.10)

(0.11)	(0.21)	(0.20)	(0.20)	(0.29)	(0.35)

$5.59	$5.61	$5.90	$5.94	$5.81	$6.08

1.71%	(1.44% )	2.84%	5.91%	0.28%	8.33%

$160,542	$200,600	$248,143	$352,477	$442,509	$511,351
0.82%	0.88%	0.94%	0.94%	0.95%	0.94%
0.93%	0.92%	0.94%	0.96%	0.96%	0.96%
3.68%	3.26%	3.19%	3.28%	3.43%	3.81%
3.57%	3.22%	3.19%	3.26%	3.42%	3.79%
82%	158%	168%	217%	215%	215%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $32,194 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$5.61	$5.90	$5.94	$5.81	$6.08	$5.96

0.08	0.14	0.14	0.15	0.16	0.18
(0.01)	(0.27)	(0.02)	0.14	(0.19)	0.25

0.07	(0.13)	0.12	0.29	(0.03)	0.43

(0.09)	(0.16)	(0.16)	(0.16)	(0.18)	(0.21)
—	—	—	— [3]	(0.06)	(0.10)

(0.09)	(0.16)	(0.16)	(0.16)	(0.24)	(0.31)

$5.59	$5.61	$5.90	$5.94	$5.81	$6.08

1.32%	(2.18% )	2.07%	5.12%	(0.48% )	7.35%

$73,495	$88,274	$131,520	$173,057	$193,746	$209,893
1.57%	1.63%	1.69%	1.69%	1.70%	1.69%
1.68%	1.67%	1.69%	1.71%	1.71%	1.70%
2.93%	2.51%	2.44%	2.53%	2.68%	3.06%
2.82%	2.47%	2.44%	2.51%	2.67%	3.05%
82%	158%	168%	217%	215%	215%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $4,867 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$5.62	$5.90	$5.94	$5.82	$6.09	$5.96

0.10	0.17	0.17	0.17	0.19	0.21
(0.01)	(0.26)	(0.02)	0.14	(0.19)	0.26

0.09	(0.09)	0.15	0.31	—	0.47

(0.11)	(0.19)	(0.19)	(0.19)	(0.21)	(0.24)
—	—	—	— [3]	(0.06)	(0.10)

(0.11)	(0.19)	(0.19)	(0.19)	(0.27)	(0.34)

$5.60	$5.62	$5.90	$5.94	$5.82	$6.09

1.58%	(1.51% )	2.58%	5.47%	0.03%	8.06%

$17,760	$19,512	$24,207	$29,149	$28,245	$35,142
1.07%	1.13%	1.19%	1.19%	1.20%	1.19%
1.18%	1.17%	1.19%	1.21%	1.21%	1.22%
3.43%	3.01%	2.94%	3.03%	3.18%	3.56%
3.32%	2.97%	2.94%	3.01%	3.17%	3.53%
82%	158%	168%	217%	215%	215%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $110,366 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$5.61	$5.90	$5.94	$5.81	$6.08	$5.95

0.11	0.20	0.20	0.20	0.22	0.24
(0.01)	(0.27)	(0.02)	0.15	(0.19)	0.26

0.10	(0.07)	0.18	0.35	0.03	0.50

(0.12)	(0.22)	(0.22)	(0.22)	(0.24)	(0.27)
—	—	—	— [3]	(0.06)	(0.10)

(0.12)	(0.22)	(0.22)	(0.22)	(0.30)	(0.37)

$5.59	$5.61	$5.90	$5.94	$5.81	$6.08

1.83%	(1.20% )	3.09%	6.18%	0.52%	8.60%

$524,935	$860,359	$687,186	$583,649	$824,165	$468,205
0.57%	0.63%	0.69%	0.69%	0.70%	0.69%
0.68%	0.67%	0.69%	0.71%	0.71%	0.70%
3.93%	3.51%	3.44%	3.53%	3.68%	4.06%
3.82%	3.47%	3.44%	3.51%	3.67%	4.05%
82%	158%	168%	217%	215%	215%

Financial highlights

Delaware Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

	1/31/19[1] to 1/31/19 (Unaudited)

Net asset value, beginning of period	$5.59

Net asset value, end of period	$5.59

Total return	0.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.48%
Ratio of expenses to average net assets prior to fees waived	0.48%
Ratio of net investment income to average net assets	0.00%
Ratio of net investment income to average net assets prior to fees waived	0.00%
Portfolio turnover	82%	[2]

[1]	Date of commencement of operations; ratios have been annualized.
[2]	Portfolio turnover is representative of the Fund for the period ended July 31, 2019.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $99,043 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$6.28	$6.62	$6.79	$6.29	$6.81	$6.28

0.12	0.23	0.22	0.23	0.26	0.28
(0.11)	(0.34)	(0.16)	0.51	(0.21)	0.54

0.01	(0.11)	0.06	0.74	0.05	0.82

(0.12)	(0.23)	(0.23)	(0.23)	(0.27)	(0.29)
—	—	—	(0.01)	(0.30)	—
—	—	—	— [3]	—	—

(0.12)	(0.23)	(0.23)	(0.24)	(0.57)	(0.29)

$6.17	$6.28	$6.62	$6.79	$6.29	$6.81

0.25%	(1.64% )	0.97%	12.14%	0.53%	13.42%

$122,723	$150,397	$196,754	$241,190	$244,514	$277,041
0.82%	0.87%	0.96%	0.96%	0.98%	0.96%
0.98%	0.98%	1.00%	1.00%	1.02%	1.01%
3.94%	3.52%	3.40%	3.60%	3.89%	4.35%
3.78%	3.41%	3.36%	3.56%	3.85%	4.30%
64%	147%	187%	219%	185%	216%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $13,876 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$6.27	$6.61	$6.78	$6.29	$6.81	$6.28

0.10	0.18	0.17	0.18	0.21	0.23
(0.11)	(0.33)	(0.16)	0.50	(0.21)	0.54

(0.01)	(0.15)	0.01	0.68	—	0.77

(0.10)	(0.19)	(0.18)	(0.18)	(0.22)	(0.24)
—	—	—	(0.01)	(0.30)	—
—	—	—	— [3]	—	—

(0.10)	(0.19)	(0.18)	(0.19)	(0.52)	(0.24)

$6.16	$6.27	$6.61	$6.78	$6.29	$6.81

(0.13% )	(2.39% )	0.21%	11.14%	(0.22% )	12.59%

$14,587	$17,612	$28,265	$33,777	$33,323	$30,091
1.57%	1.62%	1.71%	1.71%	1.73%	1.71%
1.73%	1.73%	1.75%	1.75%	1.77%	1.75%
3.19%	2.77%	2.65%	2.85%	3.14%	3.60%
3.03%	2.66%	2.61%	2.81%	3.10%	3.56%
64%	147%	187%	219%	185%	216%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $10,648 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$6.29	$6.63	$6.80	$6.30	$6.82	$6.29

0.11	0.21	0.20	0.21	0.24	0.27
(0.10)	(0.33)	(0.16)	0.51	(0.21)	0.53

0.01	(0.12)	0.04	0.72	0.03	0.80

(0.12)	(0.22)	(0.21)	(0.21)	(0.25)	(0.27)
—	—	—	(0.01)	(0.30)	—
—	—	—	— [3]	—	—

(0.12)	(0.22)	(0.21)	(0.22)	(0.55)	(0.27)

$6.18	$6.29	$6.63	$6.80	$6.30	$6.82

0.13%	(1.88% )	0.71%	11.84%	0.29%	13.13%

$12,631	$15,389	$19,294	$25,965	$26,449	$34,545
1.07%	1.12%	1.21%	1.21%	1.23%	1.21%
1.23%	1.23%	1.25%	1.25%	1.27%	1.27%
3.69%	3.27%	3.15%	3.35%	3.64%	4.10%
3.53%	3.16%	3.11%	3.31%	3.60%	4.04%
64%	147%	187%	219%	185%	216%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2016, return of capital distributions of $153,033 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$6.27	$6.61	$6.78	$6.28	$6.80	$6.27

0.13	0.25	0.24	0.24	0.27	0.30
(0.11)	(0.34)	(0.17)	0.51	(0.21)	0.54

0.02	(0.09)	0.07	0.75	0.06	0.84

(0.13)	(0.25)	(0.24)	(0.24)	(0.28)	(0.31)
—	—	—	(0.01)	(0.30)	—
—	—	—	— [3]	—	—

(0.13)	(0.25)	(0.24)	(0.25)	(0.58)	(0.31)

$6.16	$6.27	$6.61	$6.78	$6.28	$6.80

0.38%	(1.40% )	1.21%	12.26%	0.78%	13.72%

$423,320	$433,957	$393,714	$372,052	$342,209	$307,039
0.57%	0.62%	0.71%	0.71%	0.73%	0.71%
0.73%	0.73%	0.75%	0.75%	0.77%	0.75%
4.19%	3.77%	3.65%	3.85%	4.14%	4.60%
4.03%	3.66%	3.61%	3.81%	4.10%	4.56%
64%	147%	187%	219%	185%	216%

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the period May 2, 2016 to July 31, 2016, return of capital distributions of $3,526 were made by the Fund’s Class R6 shares, which calculated to a de minimis amount of $(0.003) per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.

[6]	Portfolio turnover is representative of the Fund for the year ended July 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/19[1]	Year ended		5/2/16[2] to
(Unaudited)	7/31/18	7/31/17	7/31/16
$6.27	$6.61	$6.78	$6.38

0.13	0.25	0.24	0.23
(0.11)	(0.33)	(0.16)	0.22

0.02	(0.08)	0.08	0.45

(0.13)	(0.26)	(0.25)	(0.05)
—	—	—	—	[4]

(0.13)	(0.26)	(0.25)	(0.05)

$6.16	$6.27	$6.61	$6.78

0.42%	(1.32% )	1.29%	7.20%

$42,788	$48,373	$23,229	$8,578
0.49%	0.54%	0.63%	0.63%
0.65%	0.65%	0.67%	0.65%
4.27%	3.85%	3.73%	3.40%
4.11%	3.74%	3.69%	3.38%
64%	147%	187%	219%	[6]

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2019 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, Class R, and Institutional Class shares. Delaware Extended Duration Bond Fund and Delaware Corporate Bond Fund also offer Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, which will be incurred if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on the Funds’ federal income tax returns through the six months ended Jan. 31, 2019 and for all open tax years (years ended July 31, 2016–July 31, 2018), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Jan. 31, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Funds may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2019, and matured on the next business day.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$428	$1,715

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$483	$259

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/ reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.48% of average daily net assets of Class R6 shares, for Delaware Corporate Bond Fund. For Delaware Extended Duration Bond fund, the expense waiver was 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares, and 0.49% of average daily net assets of Class R6 shares. The expense waivers were in effect from Aug. 1, 2018 through Jan. 31, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2019, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$20,235	$14,081

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2019, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$38,451	$26,344

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%,1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Jan. 31, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$13,463	$8,871

For the six months ended Jan. 31, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$3,983	$2,633

For the six months ended Jan. 31, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Class A	$ 642	$ 3
Class C	1,985	516

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

*The aggregate contractual waiver period covering this report is from Nov. 28, 2017 through Jan. 31, 2020 for Delaware Extended Duration Bond Fund and April 1, 2018 through Jan. 31, 2020 for Delaware Corporate Bond Fund.

3. Investments

For the six months ended Jan. 31, 2019, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Purchases other than US government securities	$487,222,478	$265,227,787
Purchases of US government securities	272,932,028	134,807,823
Sales other than US government securities	869,454,626	283,624,429
Sales of US government securities	265,355,863	137,835,507

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of investments	$790,951,380	$620,118,279

Aggregate unrealized appreciation of investments and derivatives	$13,394,204	$13,820,562
Aggregate unrealized depreciation of investments and derivatives	(17,745,588)	(24,642,839)

Net unrealized depreciation of investments and derivatives	$(4,351,384)	$(10,822,277)

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2018, capital loss carryforwards available to offset future realized capital gains for the Funds were as follows:

		Loss carryforward character
	Short-term	Long-term	Total
Delaware Corporate Bond Fund	$32,999,887	$19,406,756	$52,406,643
Delaware Extended Duration Bond Fund	1,988,155	—	1,988,155

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$705,677,811	$705,677,811
Municipal Bonds	—	9,502,865	9,502,865
Loan Agreements	—	19,153,806	19,153,806
Convertible Preferred Stock[1]	2,410,931	2,899,260	5,310,191
Preferred Stock[1]	1,305,500	4,064,720	5,370,220
US Treasury Obligations	—	15,652,551	15,652,551
Short-Term Investments	—	25,286,443	25,286,443

Total Value of Securities	$3,716,431	$782,237,456	$785,953,887

Derivatives[2]
Assets:
Futures Contracts	$646,109	$—	$646,109

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total

Securities
Assets:
Corporate Debt	$—	$569,699,308	$569,699,308
Municipal Bonds	—	18,279,674	18,279,674
Convertible Preferred Stock[1]	3,334,258	1,648,903	4,983,161
Preferred Stock	—	4,261,491	4,261,491
US Treasury Obligation	—	10,357,703	10,357,703
Short-Term Investments	—	1,503,026	1,503,026

Total Value of Securities	$3,334,258	$605,750,105	$609,084,363

Derivatives[2]
Assets:

Futures Contracts	$211,638	$—	$211,638

[1]

Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Convertible Preferred Stock	45.40%	54.60%	100.00%
Preferred Stock	24.31%	75.69%	100.00%

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Convertible Preferred Stock	66.91%	33.09%	100.00%

[2]Futures contracts	are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the six months ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Jan. 31, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

	Six months ended 1/31/19	Year ended 7/31/18	Six months ended 1/31/19	Year ended 7/31/18

Shares sold:
Class A	2,081,284	5,854,870	2,191,934	4,583,796
Class C	448,999	772,164	93,209	347,484
Class R	415,026	1,568,776	171,227	490,131
Institutional Class	27,181,209	83,859,575	13,652,453	25,719,032
Class R6	358	—	237,461	4,230,248

Shares issued upon reinvestment of dividends and distributions:
Class A	586,510	1,314,091	435,720	1,004,628
Class C	206,502	489,998	39,515	100,720
Class R	62,901	142,082	44,046	87,815
Institutional Class	1,366,562	2,817,667	1,394,124	2,385,789
Class R6	—	—	165,981	188,228

	32,349,351	96,819,223	18,425,670	39,137,871

Shares redeemed:
Class A	(9,693,127)	(13,507,005)	(6,691,128)	(11,357,434)
Class C	(3,237,782)	(7,835,430)	(573,840)	(1,913,633)
Class R	(777,493)	(2,339,016)	(618,504)	(1,040,861)
Institutional Class	(87,938,824)	(49,931,471)	(15,548,161)	(18,436,225)
Class R6	—	—	(1,173,289)	(217,332)

	(101,647,226)	(73,612,922)	(24,604,922)	(32,965,485)

Net increase (decrease)	(69,297,875)	23,206,301	(6,179,252)	6,172,386

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above, and on the “Statements of changes in net assets.” For the six months ended Jan. 31, 2019 and year ended July 31, 2018, the Funds had the following exchange transactions:

		Six months ended 1/31/19
	Exchange Redemptions	Exchange Subscriptions
	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Corporate Bond Fund	1,309	1,001	308	$7,224
Delaware Extended Duration Bond Fund	877	876	—	5,332

	Year ended 7/31/18
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Corporate Bond Fund	289,840	151,370	—	141,480	300,106	—	$2,534,820
Delaware Extended Duration Bond Fund	380,428	24,894	312,829	388,027	67,214	314,364	4,627,681

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to 130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, each Fund, along with the other Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of Jan. 31, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2019, Delaware Corporate Bond Fund posted $250,000 and Delaware Extended Duration Bond Fund posted $365,000 cash collateral for open futures contracts which is included in “Cash collateral due from broker” on the “Statements of assets and liabilities.”

During the six months ended Jan. 31, 2019, the Funds used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended Jan. 31, 2019, the Funds experienced net realized gain or loss attributable to its use of futures contracts, which is disclosed as “Variation margin due from broker on future contracts” on the “Statement of assets and liabilities” and as “Net realized gain (loss) on futures contracts” on the “Statement of operations.”

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund during the six months ended Jan. 31, 2019:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Long Derivative Volume	Short Derivative Volume	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,121,175	$37,865,652	$881,039	—

7. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Jan. 31, 2019, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Delaware Corporate Bond Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,216,412	$(2,216,412)	$—	$(2,216,412)	$—
Bank of Montreal	6,095,132	(6,095,132)	—	(6,095,132)	—
BNP Paribas	9,993,202	(9,993,202)	—	(9,993,202)	—

Total	$18,304,746	$(18,304,746)	$—	$(18,304,746)	$—

Delaware Extended Duration Bond Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$131,743	$(131,743)	$—	$(131,743)	$—
Bank of Montreal	362,295	(362,295)	—	(362,295)	—
BNP Paribas	593,996	(593,996)	—	(593,996)	—

Total	$1,088,034	$(1,088,034)	$—	$(1,088,034)	$—

(a) The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2019.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Securities Lending (continued)

circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2019, the Funds had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Funds received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Funds in 2009. Because it was believed that the Funds was a secured creditor, the Funds received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the estate is seeking to recover such amounts arguing that the Funds is an unsecured creditor and, as an unsecured creditors, the Funds should not have received payment in full. Based upon currently available information related to the litigation and the

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

11. General Motors Term Loan Litigation (continued)

Funds’ potential exposure, the Funds recorded a contingent liability and an asset based on the potential recoveries by the estate that resulted in a net decrease in the Funds’ NAVs to reflect this likely recovery as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Asset	$438,287	$166,247
Liability	1,460,956	554,156

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of advisory agreement for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for each of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of advisory agreement for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 15-16, 2018 (continued)

one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Corporate Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year period was in the third quartile and second quartile, respectively, of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Corporate Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2018 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2018 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of advisory agreement for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 15-16, 2018 (continued)

reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board also noted that, as of March 31, 2018, the Delaware Corporate Bond Fund’s assets exceeded the second breakpoint level and the Delaware Extended Duration Bond Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under each Fund’s Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

Board consideration of sub-advisory agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for each Fund. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of each Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Funds. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Funds, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Funds, in light of each Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for each Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in each Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2018 to Jan. 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Annualized Expense Ratio	Expenses Paid During Period 8/1/18 to 1/31/19*

Actual Fund return†
Class A	$1,000.00	$1,007.70	0.94%	$4.76
Class C	1,000.00	1,001.20	1.69%	8.52
Class R	1,000.00	1,003.80	1.19%	6.01
Institutional Class	1,000.00	1,009.00	0.69%	3.49

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	89.80%
Banking	3.33%
Basic Industry	13.80%
Capital Goods	4.38%
Consumer Cyclical	6.06%
Consumer Non-Cyclical	1.75%
Energy	16.73%
Healthcare	10.72%
Insurance	4.56%
Media	9.90%
Services	6.22%
Technology & Electronics	3.06%
Telecommunications	6.27%
Transportation	0.54%
Utilities	2.48%
Loan Agreements	6.23%
Common Stock	0.00%
Short-Term Investments	5.52%
Total Value of Securities	101.55%
Liabilities Net of Receivables and Other Assets	(1.55%)
Total Net Assets	100.00%

3

Schedule of investments
Delaware High-Yield Opportunities Fund	January 31, 2019 (Unaudited)

	Principal amount°	Value (US $)

Corporate Bonds – 89.80%

Banking – 3.33%
Ally Financial 8.00% 11/1/31	810,000	$976,050
Credit Suisse Group
144A 6.25%#µψ	950,000	941,648
144A 7.50%#µψ	555,000	566,563
Popular 6.125% 9/14/23	1,260,000	1,295,910
Royal Bank of Scotland Group 8.625% µψ	1,085,000	1,157,912
UBS Group Funding Switzerland 6.875%µψ	1,655,000	1,661,544

		6,599,627

Basic Industry – 13.80%
BMC East 144A 5.50% 10/1/24 #	1,015,000	971,863
Boise Cascade 144A 5.625% 9/1/24 #	662,000	645,450
Cleveland-Cliffs 5.75% 3/1/25	1,495,000	1,450,150
First Quantum Minerals
144A 6.875% 3/1/26 #	505,000	459,550
144A 7.25% 5/15/22 #	925,000	914,594
144A 7.25% 4/1/23 #	550,000	528,693
Freeport-McMoRan
5.45% 3/15/43	1,265,000	1,094,225
6.875% 2/15/23	925,000	972,406
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	170,775
144A 7.625% 1/15/25 #	1,020,000	1,053,150
IAMGOLD 144A 7.00% 4/15/25 #	1,230,000	1,206,937
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,465,000	1,519,718
Kraton Polymers 144A 7.00% 4/15/25 #	1,600,000	1,568,000
Lennar 5.875% 11/15/24	500,000	518,125
M/I Homes 5.625% 8/1/25	1,200,000	1,104,000
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,297,000	1,303,485
NOVA Chemicals 144A 5.25% 6/1/27 #	1,900,000	1,740,875
Novelis 144A 6.25% 8/15/24 #	624,000	631,800
Standard Industries 144A 6.00% 10/15/25 #	2,630,000	2,659,587
Steel Dynamics 5.50% 10/1/24	1,500,000	1,552,200
Tronox Finance 144A 5.75% 10/1/25 #	2,690,000	2,336,937
William Lyon Homes 6.00% 9/1/23	1,165,000	1,068,887
Zekelman Industries 144A 9.875% 6/15/23 #	1,750,000	1,868,125

		27,339,532

Capital Goods – 4.38%
Anixter 144A 6.00% 12/1/25 #	1,050,000	1,078,875
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,025,000	999,375
Bombardier
144A 6.00% 10/15/22 #	525,000	508,594
144A 7.50% 3/15/25 #	525,000	508,594

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
BWAY Holding 144A 7.25% 4/15/25 #	1,005,000	$930,881
BWX Technologies 144A 5.375% 7/15/26 #	600,000	609,000
EnPro Industries 144A 5.75% 10/15/26 #	1,125,000	1,122,187
Intertape Polymer Group 144A 7.00% 10/15/26 #	1,020,000	1,031,475
TransDigm
144A 6.25% 3/15/26 #	1,155,000	1,175,213
6.375% 6/15/26	740,000	715,025

		8,679,219

Consumer Cyclical – 6.06%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	1,700,500
Boyd Gaming 6.00% 8/15/26	1,615,000	1,625,094
ESH Hospitality 144A 5.25% 5/1/25 #	1,345,000	1,333,029
Golden Nugget 144A 8.75% 10/1/25 #	1,893,000	1,945,057
MGM Growth Properties Operating Partnership 144A 5.75% 2/1/27 #	495,000	500,569
MGM Resorts International 5.75% 6/15/25	1,075,000	1,085,750
Penske Automotive Group 5.50% 5/15/26	1,000,000	981,250
Scientific Games International 10.00% 12/1/22	2,685,000	2,832,675

		12,003,924

Consumer Non-Cyclical – 1.75%
JBS USA LUX
144A 5.75% 6/15/25 #	440,000	440,550
144A 6.75% 2/15/28 #	1,055,000	1,081,375
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	920,975
Prestige Brands 144A 6.375% 3/1/24 #	1,025,000	1,025,000

		3,467,900

Energy – 16.73%
Alta Mesa Holdings 7.875% 12/15/24	2,886,000	2,006,636
AmeriGas Partners
5.625% 5/20/24	588,000	583,590
5.875% 8/20/26	1,165,000	1,153,699
Cheniere Corpus Christi Holdings 7.00% 6/30/24	985,000	1,088,228
Cheniere Energy Partners 5.25% 10/1/25	1,555,000	1,568,591
Chesapeake Energy
7.00% 10/1/24	430,000	421,400
8.00% 1/15/25	955,000	964,741
Crestwood Midstream Partners 5.75% 4/1/25	1,405,000	1,384,347
Diamond Offshore Drilling 7.875% 8/15/25	1,525,000	1,448,750
Ensco 7.75% 2/1/26	1,850,000	1,495,031
Genesis Energy 6.50% 10/1/25	1,575,000	1,496,250

5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Gulfport Energy
6.375% 5/15/25	390,000	$370,987
6.375% 1/15/26	1,550,000	1,445,375
Laredo Petroleum 6.25% 3/15/23	2,350,000	2,253,063
Murphy Oil 6.875% 8/15/24	2,300,000	2,408,870
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,460,250
Oasis Petroleum 144A 6.25% 5/1/26 #	1,050,000	996,187
Precision Drilling 144A 7.125% 1/15/26 #	1,870,000	1,720,400
SESI 7.75% 9/15/24	580,000	456,750
Southwestern Energy 7.75% 10/1/27	1,780,000	1,842,300
Summit Midstream Holdings 5.75% 4/15/25	990,000	933,075
Targa Resources Partners
5.375% 2/1/27	1,215,000	1,178,550
144A 5.875% 4/15/26 #	950,000	963,063
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,439,873
Whiting Petroleum 6.625% 1/15/26	2,100,000	2,068,500

		33,148,506

Healthcare – 10.72%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	567,000	493,290
Bausch Health 144A 5.50% 11/1/25 #	1,985,000	1,987,203
Charles River Laboratories International 144A 5.50% 4/1/26 #	2,275,000	2,331,875
Encompass Health
5.75% 11/1/24	835,000	847,525
5.75% 9/15/25	1,185,000	1,202,775
Hadrian Merger 144A 8.50% 5/1/26 #	1,095,000	1,026,563
HCA
5.375% 2/1/25	795,000	822,579
5.875% 2/15/26	1,490,000	1,575,675
5.875% 2/1/29	525,000	550,594
7.58% 9/15/25	690,000	741,750
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	591,475
144A 5.75% 9/1/23 #	780,000	806,325
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	993,000	988,531
Surgery Center Holdings
144A 6.75% 7/1/25 #	955,000	888,150
144A 8.875% 4/15/21 #	776,000	795,400
Tenet Healthcare
5.125% 5/1/25	385,000	377,065
8.125% 4/1/22	2,015,000	2,113,231

6

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	1,825,000	$1,857,601
WellCare Health Plans 144A 5.375% 8/15/26 #	1,205,000	1,235,125

		21,232,732

Insurance – 4.56%
Acrisure 144A 7.00% 11/15/25 #	575,000	503,125
AssuredPartners 144A 7.00% 8/15/25 #	2,185,000	2,097,600
HUB International 144A 7.00% 5/1/26 #	2,430,000	2,363,175
NFP 144A 6.875% 7/15/25 #	2,125,000	2,029,375
USIS Merger Sub 144A 6.875% 5/1/25 #	2,130,000	2,049,486

		9,042,761

Media – 9.90%
Altice Luxembourg 144A 7.75% 5/15/22 #	2,520,000	2,453,850
CCO Holdings
144A 5.50% 5/1/26 #	25,000	25,000
144A 5.75% 2/15/26 #	2,285,000	2,330,700
144A 5.875% 5/1/27 #	1,480,000	1,487,844
CSC Holdings
6.75% 11/15/21	1,670,000	1,758,176
144A 7.50% 4/1/28 #	880,000	908,600
144A 7.75% 7/15/25 #	725,000	761,250
144A 10.875% 10/15/25 #	1,050,000	1,212,750
Gray Television
144A 5.875% 7/15/26 #	995,000	980,075
144A 7.00% 5/15/27 #	1,145,000	1,193,205
Radiate Holdco 144A 6.625% 2/15/25 #	1,547,000	1,442,577
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,626,000
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,475,000	2,447,156
VTR Finance 144A 6.875% 1/15/24 #	951,000	983,001

		19,610,184

Services – 6.22%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,219,075
Ashtead Capital 144A 5.25% 8/1/26 #	965,000	981,887
Avis Budget Car Rental 144A 6.375% 4/1/24 #	865,000	862,837
Covanta Holding 5.875% 7/1/25	680,000	668,950
GEO Group
5.875% 10/15/24	20,000	18,200
6.00% 4/15/26	1,215,000	1,090,463
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,770,000	1,692,563
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,294,000	1,371,640
TMS International 144A 7.25% 8/15/25 #	905,000	852,963

7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Services (continued)
United Rentals North America
5.50% 5/15/27	875,000	$864,325
5.875% 9/15/26	865,000	886,625
6.50% 12/15/26	700,000	728,875
WeWork 144A 7.875% 5/1/25 #	1,200,000	1,092,144

		12,330,547

Technology & Electronics – 3.06%
CDK Global 5.875% 6/15/26	1,945,000	1,988,763
CommScope Technologies 144A 5.00% 3/15/27 #	1,160,000	991,684
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	1,500,000	1,516,875
RP Crown Parent 144A 7.375% 10/15/24 #	1,537,000	1,567,740

		6,065,062

Telecommunications – 6.27%
C&W Senior Financing 144A 7.50% 10/15/26 #	1,165,000	1,159,536
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	980,275
Level 3 Financing 5.375% 5/1/25	1,915,000	1,895,850
Sprint
7.125% 6/15/24	910,000	937,300
7.625% 3/1/26	595,000	619,544
7.875% 9/15/23	1,810,000	1,927,650
Sprint Capital 8.75% 3/15/32	470,000	517,000
T-Mobile USA
6.00% 4/15/24	970,000	996,675
6.50% 1/15/26	1,070,000	1,134,200
Zayo Group 6.375% 5/15/25	2,295,000	2,249,100

		12,417,130

Transportation – 0.54%
DAE Funding 144A 5.75% 11/15/23 #	1,060,000	1,073,250

		1,073,250

Utilities – 2.48%
Calpine
5.75% 1/15/25	685,000	647,325
144A 5.875% 1/15/24 #	1,650,000	1,654,125
Vistra Operations
144A 5.50% 9/1/26 #	1,970,000	2,004,475
144A 5.625% 2/15/27 #	595,000	600,950

		4,906,875

Total Corporate Bonds (cost $181,695,271)		177,917,249

8

	Principal amount°	Value (US $)

Loan Agreements – 6.23%

AI Ladder Luxembourg Subco Tranche B 1st Lien 7.235% (LIBOR03M + 4.50%) 7/2/25 ●	258,284	$254,894
Air Medical Group Holdings Tranche B 1st Lien 5.764% (LIBOR01M + 3.25%) 4/28/22 ●	1,043,665	979,088
Applied Systems 2nd Lien 9.499% (LIBOR01M + 7.00%) 9/19/25 ●	2,270,000	2,275,675
Blue Ribbon 1st Lien 6.503% (LIBOR03M + 3.00%) 11/13/21 ●	655,747	589,353
CH Hold 2nd Lien 11.75% (LIBOR03M + 6.25%) 2/1/25 ●	380,000	380,000
CHS Tranche H 1st Lien 5.957% (LIBOR03M + 3.25%) 1/27/21 ●	1,624,887	1,600,288
Frontier Communications Tranche B1 1st Lien 6.25% (LIBOR01M + 3.75%) 6/15/24 ●	1,645,566	1,578,373
Kronos 2nd Lien 10.791% (LIBOR03M + 8.25%) 11/1/24 ●	883,000	891,278
Solenis International Tranche B 2nd Lien 11.207% (LIBOR03M + 8.50%) 6/18/24 =●	1,130,000	1,079,150
Summit Midstream Partners Holdings Tranche B 1st Lien 8.499% (LIBOR01M + 6.00%) 5/21/22 ●	555,538	546,742
Vantage Specialty Chemicals 2nd Lien 10.884% (LIBOR02M + 8.25%) 10/26/25 ●	560,000	537,600
Vantage Specialty Chemicals Tranche B 1st Lien 5.999% (LIBOR02M + 3.50%) 10/28/24 ●	238,950	235,067
Verscend Holding Tranche B 1st Lien 6.999% (LIBOR01M + 4.50%) 8/27/25 ●	1,216,950	1,207,823
Visual Comfort Group 2nd Lien 10.499% (LIBOR01M + 8.00%) 2/28/25 =●	176,679	177,067

Total Loan Agreements (cost $12,557,163)		12,332,398

	Number of shares

Common Stock – 0.00%

Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

	Principal amount°

Short-Term Investments – 5.52%

Discount Note – 1.52%≠
Federal Home Loan Bank 0.00% 2/1/19	3,021,187	3,021,187

		3,021,187

Repurchase Agreements – 4.00%
Bank of America Merrill Lynch 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $959,175 (collateralized by US government obligations 2.125% 12/31/22; market value $978,290)	959,107	959,107

9

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 2.43%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $2,637,722 (collateralized by US government obligations 0.00%-4.375% 3/28/19-2/15/48; market value $2,690,296)	2,637,544	$2,637,544
BNP Paribas 2.55%, dated 1/31/19, to be repurchased on 2/1/19, repurchase price $4,324,660 (collateralized by US government obligations 0.00%-4.375% 3/7/19-8/15/47; market value $4,410,841)	4,324,354	4,324,354

		7,921,005

Total Short-Term Investments (cost $10,942,192)		10,942,192

Total Value of Securities – 101.55% (cost $205,323,288)		$201,191,839

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $99,078,747, which represents 50.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

❆	PIK. 100% of the income received was in the form of cash.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.

ψ	No contractual maturity date.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

10

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Pay-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

11

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	January 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$201,191,839
Interest receivable	3,328,916
Receivable for securities sold	1,715,046
Receivable for fund shares sold	78,040
Other assets[2]	786,990

Total assets	207,100,831

Liabilities:
Cash overdraft	1,512,948
Payable for securities purchased	4,105,850
Distribution payable	293,679
Payable for fund shares redeemed	170,795
Other accrued expenses	135,983
Investment management fees payable to affiliates	82,883
Distribution fees payable to affiliates	45,533
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,709
Accounting and administration expenses payable to affiliates	985
Trustees’ fees and expenses payable to affiliates	828
Legal fees payable to affiliates	270
Reports and statements to shareholders expenses payable to affiliates	185
Contingent liabilities[2]	2,623,299

Total liabilities	8,974,947

Total Net Assets	$198,125,884

Net Assets Consist of:
Paid-in capital	$267,407,387
Total distributable earnings (loss)	(69,281,503)

Total Net Assets	$198,125,884

12

Net Asset Value
Class A:
Net assets	$120,700,817
Shares of beneficial interest outstanding, unlimited authorization, no par	33,264,039
Net asset value per share	$3.63
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$3.80

Class C:
Net assets	$21,567,660
Shares of beneficial interest outstanding, unlimited authorization, no par	5,937,179
Net asset value per share	$3.63

Class R:
Net assets	$4,836,450
Shares of beneficial interest outstanding, unlimited authorization, no par	1,328,519
Net asset value per share	$3.64

Institutional Class:
Net assets	$51,020,957
Shares of beneficial interest outstanding, unlimited authorization, no par	14,066,141
Net asset value per share	$3.63

[1] Investments, at cost	$205,323,288
[2] See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

13

Statement of operations
Delaware High-Yield Opportunities Fund	Six months ended January 31, 2019 (Unaudited)

Investment Income:
Interest	$6,940,753

Expenses:
Management fees	684,419
Distribution expenses — Class A	156,249
Distribution expenses — Class C	117,052
Distribution expenses — Class R	13,443
Dividend disbursing and transfer agent fees and expenses	118,800
Accounting and administration expenses	39,333
Registration fees	34,156
Reports and statements to shareholders expenses	25,166
Audit and tax fees	24,492
Legal fees	5,764
Trustees’ fees and expenses	5,508
Custodian fees	4,935
Other	15,881

1,245,198
Less expenses waived	(230,258)
Less expenses paid indirectly	(840)

Total operating expenses	1,014,100

Net Investment Income	5,926,653

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(2,229,070)
Net change in unrealized appreciation (depreciation) of investments	(2,742,628)

Net Realized and Unrealized Loss	(4,971,698)

Net Increase in Net Assets Resulting from Operations	$954,955

See accompanying notes, which are an integral part of the financial statements.

14

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Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,926,653	$12,700,496
Net realized gain (loss)	(2,229,070)	1,269,783
Net change in unrealized appreciation (depreciation)	(2,742,628)	(12,353,413)

Net increase in net assets resulting from operations	954,955	1,616,866

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(3,661,500)	(7,439,265)
Class C	(594,905)	(1,551,349)
Class R	(149,902)	(333,829)
Institutional Class	(1,718,323)	(3,779,252)

Return of capital:
Class A	—	(19,548)
Class C	—	(3,750)
Class R	—	(871)
Institutional Class	—	(8,979)

	(6,124,630)	(13,136,843)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,989,092	12,107,867
Class C	534,326	960,599
Class R	525,987	1,225,557
Institutional Class	7,160,870	17,356,410

16

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,174,855	$6,417,737
Class C	563,758	1,480,041
Class R	147,011	334,575
Institutional Class	1,599,726	3,652,109

	15,695,625	43,534,895

Cost of shares redeemed:
Class A	(12,599,681)	(37,031,870)
Class C	(4,140,500)	(15,175,276)
Class R	(1,554,883)	(2,920,937)
Institutional Class	(16,528,566)	(37,837,824)

	(34,823,630)	(92,965,907)

Decrease in net assets derived from capital share transactions	(19,128,005)	(49,431,012)

Net Decrease in Net Assets	(24,297,680)	(60,950,989)

Net Assets:
Beginning of period	222,423,564	283,374,553

End of period[1]	$198,125,884	$222,423,564

[1]

Net Assets – End of year includes distributions in excess of net investment income of $318,622 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Jan. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 11 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class
Dividends from net investment income	$(7,439,265)	$(1,551,349)	$(333,829)	$(3,779,252)

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $19,548 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $47,292 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $150,785 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
1/31/19[1]			Year ended

(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.71	$3.89	$3.74	$3.95	$4.38	$4.27

0.10	0.20	0.21	0.22	0.24	0.24
(0.07)	(0.18)	0.15	(0.22)	(0.37)	0.12

0.03	0.02	0.36	—	(0.13)	0.36

(0.11)	(0.20)	(0.21)	(0.21)	(0.24)	(0.25)
—	— [3]	— [4]	— [5]	—	—
—	—	—	—	(0.06)	—

(0.11)	(0.20)	(0.21)	(0.21)	(0.30)	(0.25)

$3.63	$3.71	$3.89	$3.74	$3.95	$4.38

0.77%	0.58%	9.83%	0.41%	(3.15% )	8.59%

$120,701	$131,149	$156,157	$173,815	$238,290	$327,088
0.94%	1.02%	1.05%	1.06%	1.07%	1.07%
1.16%	1.15%	1.15%	1.15%	1.14%	1.12%
5.65%	5.14%	5.42%	5.98%	5.78%	5.46%
5.43%	5.01%	5.32%	5.89%	5.71%	5.41%
29%	96%	90%	109%	86%	105%

19

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $3,750 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $11,955 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $40,584 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/19[1]			Year ended

(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.72	$3.90	$3.74	$3.96	$4.39	$4.28

0.09	0.17	0.18	0.19	0.21	0.21
(0.09)	(0.18)	0.16	(0.23)	(0.37)	0.12

—	(0.01)	0.34	(0.04)	(0.16)	0.33

(0.09)	(0.17)	(0.18)	(0.18)	(0.21)	(0.22)
—	— [3]	— [4]	— [5]	—	—
—	—	—	—	(0.06)	—

(0.09)	(0.17)	(0.18)	(0.18)	(0.27)	(0.22)

$3.63	$3.72	$3.90	$3.74	$3.96	$4.39

0.12%	(0.16% )	9.29%	(0.59% )	(3.85% )	7.79%

$21,568	$25,186	$39,523	$46,842	$66,354	$89,127
1.69%	1.77%	1.80%	1.81%	1.82%	1.81%
1.91%	1.90%	1.90%	1.90%	1.89%	1.86%
4.90%	4.39%	4.67%	5.23%	5.03%	4.72%
4.68%	4.26%	4.57%	5.14%	4.96%	4.67%
29%	96%	90%	109%	86%	105%

21

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $871 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $2,273 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $7,580 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/19[1]			Year ended

(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.73	$3.90	$3.75	$3.97	$4.39	$4.29

0.10	0.19	0.20	0.21	0.23	0.23
(0.09)	(0.17)	0.15	(0.23)	(0.36)	0.11

0.01	0.02	0.35	(0.02)	(0.13)	0.34

(0.10)	(0.19)	(0.20)	(0.20)	(0.23)	(0.24)
—	— [3]	— [4]	— [5]	—	—
—	—	—	—	(0.06)	—

(0.10)	(0.19)	(0.20)	(0.20)	(0.29)	(0.24)

$3.64	$3.73	$3.90	$3.75	$3.97	$4.39

0.38%	0.62%	9.54%	(0.09% )	(3.13% )	8.08%

$4,836	$5,863	$7,529	$8,766	$13,032	$16,580
1.19%	1.27%	1.30%	1.31%	1.32%	1.31%
1.41%	1.40%	1.40%	1.40%	1.39%	1.38%
5.40%	4.89%	5.17%	5.73%	5.53%	5.22%
5.18%	4.76%	5.07%	5.64%	5.46%	5.15%
29%	96%	90%	109%	86%	105%

23

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $8,979 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $24,288 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $89,798 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/19[1]			Year ended

(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.71	$3.89	$3.74	$3.95	$4.38	$4.27

0.11	0.21	0.22	0.23	0.25	0.25
(0.08)	(0.18)	0.15	(0.22)	(0.37)	0.12

0.03	0.03	0.37	0.01	(0.12)	0.37

(0.11)	(0.21)	(0.22)	(0.22)	(0.25)	(0.26)
—	— [3]	— [4]	— [5]	—	—
—	—	—	—	(0.06)	—

(0.11)	(0.21)	(0.22)	(0.22)	(0.31)	(0.26)

$3.63	$3.71	$3.89	$3.74	$3.95	$4.38

0.90%	0.84%	10.08%	0.66%	(2.91% )	8.87%

$51,021	$60,226	$80,166	$103,489	$147,069	$232,971
0.69%	0.77%	0.80%	0.81%	0.82%	0.81%
0.91%	0.90%	0.90%	0.90%	0.89%	0.86%
5.90%	5.39%	5.67%	6.23%	6.03%	5.72%
5.68%	5.26%	5.57%	6.14%	5.96%	5.67%
29%	96%	90%	109%	86%	105%

25

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2019 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of

26

preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2019 and for all open tax years (years ended July 31, 2016–July 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expense on the “Statement of operations.” During the six months ended Jan. 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2019 and matured on the next business day.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the

27

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

“Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, the Fund earned $545 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, the Fund earned $295 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), from exceeding 0.69% of the Fund’s average daily net assets from Aug. 1, 2018 through Jan. 31, 2019.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $6,012 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is

28

included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $8,700 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2019, the Fund was charged $2,951 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2019, DDLP earned $1,710 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2019, DDLP received gross CDSC commissions of $60 and $189 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The aggregate contractual waiver period covering this report is from April 1, 2018 through Nov. 28, 2019.

3. Investments

For the six months ended Jan. 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$59,719,092
Sales	79,982,831

29

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$205,672,580

Aggregate unrealized appreciation of investments	$1,516,255
Aggregate unrealized depreciation of investments	(5,996,996)

Net unrealized depreciation of investments	$(4,480,741)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Jan. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Post-enactment capital loss character
Short-term	Long-term
$27,044,780	$33,293,614

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

30

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$177,917,249	$—	$177,917,249
Loan Agreements[1]	11,076,181	1,256,217	12,332,398
Common Stock	—	—	—
Short-Term Investments	10,942,192	—	10,942,192

Total Value of Securities	$199,935,622	$1,256,217	$201,191,839

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-price investments, and level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	89.81%	10.19%	100.00%

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in the table.

During the six months ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

31

Notes to financial statements
Delaware High-Yield Opportunities Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	1/31/19	7/31/18
Shares sold:
Class A	549,234	3,211,036
Class C	148,214	253,065
Class R	143,637	321,149
Institutional Class	1,980,491	4,584,231

Shares issued upon reinvestment of dividends and distributions:
Class A	876,259	1,689,878
Class C	155,554	388,712
Class R	40,462	87,840
Institutional Class	441,898	960,896

	4,335,749	11,496,807

Shares redeemed:
Class A	(3,472,125)	(9,720,408)
Class C	(1,139,502)	(4,012,910)
Class R	(428,887)	(764,317)
Institutional Class	(4,575,565)	(9,935,540)

	(9,616,079)	(24,433,175)

Net decrease	(5,280,330)	(12,936,368)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the six months ended Jan. 31, 2019 and the year ended July 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended 1/31/19	—	2,319	2,318	6	$8,432
Year ended 7/31/18	15,062	208,256	203,482	21,098	837,328

32

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Fund, along with the other Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Jan. 31, 2019 or at any time during the period then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Jan. 31, 2019, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$959,107	$(959,107)	$—	$(959,107)	$—
Bank of Montreal	2,637,544	(2,637,544)	—	(2,637,544)	—
BNP Paribas	4,324,354	(4,324,354)	—	(4,324,354)	—

Total	$7,921,005	$(7,921,005)	$—	$(7,921,005)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2019.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

34

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2019, the Fund had no securities out on loan.

8. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB-by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

8. Credit and Market Risk (continued)

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling the estate is seeking to recover such amounts arguing that, the Fund is an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based on available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $2,623,299 and an asset of $786,990 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to

36

be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to

Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of advisory agreement for Delaware High-Yield Opportunities Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same

38

class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Board noted that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered the Fund’s strong short-term performance. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the

39

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of advisory agreement for Delaware High-Yield Opportunities Fund at a meeting held August 15-16, 2018 (continued)

lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2018, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

Board consideration of sub-advisory agreement for Delaware High-Yield Opportunities Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware High-Yield Opportunities Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for the Fund. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum

40

from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Fund. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Fund, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

41

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

42

Semiannual report

Fixed income mutual fund

Delaware Floating Rate Fund

January 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2018 to Jan. 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2018 to January 31, 2019 (Unaudited)

Delaware Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	8/1/18	1/31/19	Expense Ratio	8/1/18 to 1/31/19*

Actual Fund return†
Class A	$1,000.00	$1,004.50	0.94%	$4.75
Class C	1,000.00	1,000.70	1.69%	8.52
Class R	1,000.00	1,003.20	1.19%	6.01
Institutional Class	1,000.00	1,005.80	0.69%	3.49

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

Delaware Floating Rate Fund	As of January 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	5.48%
Banking	0.96%
Basic Industry	0.32%
Capital Goods	0.15%
Communications	1.07%
Consumer Cyclical	0.46%
Consumer Non-Cyclical	0.81%
Energy	0.82%
Financial Services	0.15%
Insurance	0.47%
Real Estate	0.10%
Technology	0.15%
Utilities	0.02%
Loan Agreements	93.10%
Short-Term Investments	2.31%
Total Value of Securities	100.89%
Liabilities Net of Receivables and Other Assets	(0.89%)
Total Net Assets	100.00%

3

Schedule of investments

Delaware Floating Rate Fund	January 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 5.48%
Banking – 0.96%
Credit Suisse Group 144A 7.50%#µψ	750,000	$765,626
Royal Bank of Scotland Group 8.625%µψ	750,000	800,400

		1,566,026

Basic Industry – 0.32%
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	518,675

		518,675

Capital Goods – 0.15%
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	251,250

		251,250

Communications – 1.07%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,800,000	1,752,325

		1,752,325

Consumer Cyclical – 0.46%
Scientific Games International 10.00% 12/1/22	500,000	527,500
William Lyon Homes 6.00% 9/1/23	250,000	229,375

		756,875

Consumer Non-Cyclical – 0.81%
Hadrian Merger 144A 8.50% 5/1/26 #	300,000	281,250
Surgery Center Holdings 144A 8.875% 4/15/21 #	250,000	256,250
Tenet Healthcare 8.125% 4/1/22	750,000	786,563

		1,324,063

Energy – 0.82%
Alta Mesa Holdings 7.875% 12/15/24	500,000	347,650
Chesapeake Energy 8.00% 1/15/25	250,000	252,550
Genesis Energy
6.00% 5/15/23	250,000	240,625
6.75% 8/1/22	500,000	504,600

		1,345,425

Financial Services – 0.15%
NFP 144A 6.875% 7/15/25 #	250,000	238,750

		238,750

Insurance – 0.47%
Acrisure 144A 7.00% 11/15/25 #	500,000	437,500
AssuredPartners 144A 7.00% 8/15/25 #	100,000	96,000
HUB International 144A 7.00% 5/1/26 #	250,000	243,125

		776,625

Real Estate – 0.10%
WeWork 144A 7.875% 5/1/25 #	180,000	163,822

		163,822

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology – 0.15%
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	250,000	$252,813

		252,813

Utilities – 0.02%
Calpine 5.75% 1/15/25	42,000	39,690

		39,690

Total Corporate Bonds (cost $9,264,744)		8,986,339

Loan Agreements – 93.10%
Acrisure Tranche B 1st Lien 6.749% (LIBOR01M + 4.25%) 11/22/23 ●	2,519,486	2,473,820
AI Ladder Luxembourg Subco Tranche B 1st Lien 7.235% (LIBOR03M + 4.50%) 7/2/25 ●	556,413	549,110
Aimbridge Acquisition 1st Lien 0.00% 1/18/26 ● X	1,800,000	1,797,750
Air Medical Group Holdings Tranche B 1st Lien 5.764% (LIBOR01M + 3.25%) 4/28/22 ●	1,790,775	1,679,970
Allied Universal Holdco 1st Lien 6.749% (LIBOR01M + 4.25%) 7/28/22 ●	889,000	864,553
Alpha 3 Tranche B1 1st Lien 5.803% (LIBOR03M + 3.00%) 1/31/24 ●	979,638	950,983
Altice France Tranche B11 1st Lien 5.249% (LIBOR01M + 2.75%) 7/31/25 ●	1,940,438	1,801,372
Altice France Tranche B12 1st Lien 6.196% (LIBOR01M + 3.688%) 1/31/26 ●	772,237	724,937
Altice France Tranche B13 1st Lien 6.509% (LIBOR01M + 4.00%) 1/31/26 ●	1,995,000	1,885,897
American Airlines Tranche B 1st Lien 4.516% (LIBOR01M + 2.00%) 10/10/21 ●	1,064,536	1,023,785
Applied Systems 2nd Lien 9.499% (LIBOR01M + 7.00%) 9/19/25 ●	2,745,000	2,751,863
Applied Systems Tranche B 1st Lien 5.499% (LIBOR01M + 3.00%) 9/19/24 ●	598,485	586,328
AssuredPartners Tranche B 1st Lien 5.749% (LIBOR01M + 3.25%) 10/22/24 ●	2,325,685	2,256,640
Ball Metalpack Finco Tranche B 1st Lien 6.999% (LIBOR01M + 4.50%) 7/31/25 ●	1,134,300	1,124,432
Ball Metalpack Finco Tranche B 2nd Lien 11.249% (LIBOR01M + 8.75%) 7/31/26 ●	439,000	431,800
BCP Raptor II Tranche B 1st Lien 7.37% (LIBOR02M + 4.75%) 12/19/25 ●	1,835,000	1,761,600
Blue Ribbon 1st Lien 6.503% (LIBOR03M + 3.00%) 11/13/21 ●	2,835,481	2,548,388
Boxer Parent Tranche B 1st Lien 7.053% (LIBOR03M + 4.25%) 10/2/25 ●	1,300,000	1,271,711

5

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Builders FirstSource 1st Lien 5.803% (LIBOR03M + 3.00%) 2/29/24 ●	672,387	$644,315
BWAY Holding Tranche B 1st Lien 6.033% (LIBOR03M + 3.25%) 4/3/24 ●	1,026,146	992,796
Calpine Construction Finance 1st Lien 4.999% (LIBOR01M + 2.50%) 1/15/25 ●	154,065	151,292
Calpine Tranche B6 1st Lien 5.31% (LIBOR03M + 2.50%) 1/15/23 ●	360,886	355,699
CenturyLink Tranche B 1st Lien 5.249% (LIBOR01M + 2.75%) 1/31/25 ●	814,770	780,482
CH Hold 2nd Lien 11.75% (LIBOR03M + 6.25%) 2/1/25 ●	1,620,000	1,620,000
Change Healthcare Holdings Tranche B 1st Lien 5.249% (LIBOR01M + 2.75%) 3/1/24 ●	588,603	577,357
Community Health Systems Tranche H 1st Lien 5.957% (LIBOR03M + 3.25%) 1/27/21 ●	2,615,513	2,575,916
Core & Main Tranche B 1st Lien 5.721% (LIBOR03M + 3.00%) 8/1/24 ●	1,477,519	1,462,128
Crestwood Holdings Tranche B 1st Lien 10.02% (LIBOR01M + 7.50%) 3/5/23 ●	9,917	9,508
CSC Holdings 1st Lien 4.759% (LIBOR01M + 2.25%) 7/17/25 ●	1,918,811	1,864,232
Dakota Holdings Tranche B 1st Lien 5.749% (LIBOR01M + 3.25%) 2/13/25 ●	1,038,518	1,005,090
Digicel International Finance Tranche B 1st Lien 5.96% (LIBOR03M + 3.25%) 5/10/24 ●	1,664,080	1,530,953
DTZ US Borrower Tranche B 1st Lien 5.749% (LIBOR01M + 3.25%) 8/21/25 ●	1,371,563	1,349,275
Edgewater Generation Tranche B 1st Lien
0.00% 12/13/25 ● X	460,000	457,413
6.249% (LIBOR01M + 3.75%) 12/13/25 ●	2,620,000	2,605,263
Envision Healthcare Tranche B 1st Lien 6.249% (LIBOR01M + 3.75%) 10/11/25 ●	938,000	885,941
ESH Hospitality Tranche B 1st Lien 4.499% (LIBOR01M + 2.00%) 8/30/23 ●	935,741	921,537
ExamWorks Group Tranche B1 1st Lien 5.749% (LIBOR01M + 3.25%) 7/27/23 ●	671,138	667,782
First Data 1st Lien 4.519% (LIBOR01M + 2.00%) 7/10/22 ●	1,435,867	1,431,918
Flex Acquisition 1st Lien 5.52% (LIBOR01M + 3.00%) 12/29/23 ●	798,928	777,124
Frontier Communications Tranche A-DD 1st Lien 5.25% (LIBOR01M + 2.75%) 3/31/21 ●	2,039,881	1,986,334
Frontier Communications Tranche B1 1st Lien 6.25% (LIBOR01M + 3.75%) 6/15/24 ●	1,718,818	1,648,634
Gardner Denver Tranche B1 1st Lien 5.249% (LIBOR01M + 2.75%) 7/30/24 ●	615,604	613,423

6

	Principal amount°	Value (US $)
Loan Agreements (continued)
Gates Global Tranche B2 1st Lien 5.249% (LIBOR01M + 2.75%) 3/31/24 ●	941,852	$923,930
Gentiva Health Services 1st Lien 6.25% (LIBOR01M + 3.75%) 7/2/25 =●	2,252,093	2,240,833
Gentiva Health Services 2nd Lien 9.50% (LIBOR01M + 7.00%) 7/2/26 ●	900,000	914,625
GIP III Stetson I Tranche B 1st Lien 0.00% 7/18/25 ● X	2,289,000	2,243,220
Gray Television Tranche C 1st Lien 5.02% (LIBOR03M + 2.50%) 1/2/26 ●	2,935,000	2,894,644
Greenhill & Co. Tranche B 1st Lien 6.468% (LIBOR03M + 3.75%) 10/12/22 ●	925,481	924,324
GYP Holdings III Tranche B 1st Lien 5.249% (LIBOR01M + 2.75%) 6/1/25 ●	1,985,000	1,908,081
HD Supply Tranche B5 1st Lien 4.249% (LIBOR01M + 1.75%) 10/17/23 ●	1,830,413	1,810,964
Heartland Dental 1st Lien 6.249% (LIBOR01M + 3.75%) 4/30/25 ●	1,689,607	1,647,367
H-Food Holdings 1st Lien 6.186% (LIBOR01M + 3.688%) 5/31/25 ●	1,249,500	1,205,767
Hoya Midco Tranche B 1st Lien 5.999% (LIBOR01M + 3.50%) 6/30/24 ●	2,163,278	2,103,788
HUB International Tranche B 1st Lien 5.514% (LIBOR02M + 2.75%) 4/25/25 ●	1,890,500	1,826,696
Hyperion Insurance Group Tranche B 1st Lien 6.00% (LIBOR01M + 3.50%) 12/20/24 ●	2,522,473	2,492,834
JBS USA LUX Tranche B 1st Lien 5.257% (LIBOR03M + 2.50%) 10/30/22 ●	1,256,301	1,245,308
Kronos 2nd Lien 10.791% (LIBOR03M + 8.25%) 11/1/24 ●	887,000	895,316
Kronos Tranche B 1st Lien 5.541% (LIBOR03M + 3.00%) 11/1/23 ●	959,602	943,209
Lucid Energy Group II Borrower 1st Lien 5.519% (LIBOR01M + 3.00%) 2/18/25 ●	992,500	935,431
LUX HOLDCO III 2nd Lien 9.249% (LIBOR01M + 6.75%) 2/15/26 ●	1,000,000	990,000
MKS Instruments Tranche B 1st Lien 9.50% (LIBOR01M + 7.00%) 2/1/26 ●	900,000	899,015
MPH Acquisition Holdings Tranche B 1st Lien 5.553% (LIBOR03M + 2.75%) 6/7/23 ●	1,513,860	1,465,984
NCI Building Systems Tranche B 1st Lien 6.547% (LIBOR03M + 3.75%) 4/12/25 ●	1,102,460	1,054,916
Neiman Marcus Group 1st Lien 5.763% (LIBOR01M + 3.25%) 10/25/20 ●	1,444,553	1,285,050
NFP Tranche B 1st Lien 5.499% (LIBOR01M + 3.00%) 1/8/24 ●	2,532,024	2,440,238

7

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Northriver Midstream Finance Tranche B 1st Lien 6.047% (LIBOR03M + 3.25%) 10/1/25 ●	1,773,555	$1,768,678
OCI Partners 1st Lien 6.803% (LIBOR03M + 4.00%) 3/13/25 ●	885,270	880,844
Pacific Gas and Electric Company 0.00% 12/31/20 ● X	1,010,000	1,008,106
Pacific Gas and Electric Company Tranche DD 0.00% 12/31/20 ● X	337,000	336,368
Panda Stonewall Tranche B1 1st Lien 8.303% (LIBOR03M + 5.50%) 11/13/21 ●	560,900	557,394
Penn National Gaming Tranche B 1st Lien 4.758% (LIBOR01M + 2.25%) 10/15/25 ●	1,240,000	1,226,050
PetVet Care Centers 2nd Lien 8.769% (LIBOR01M + 6.25%) 2/15/26 =●	500,000	496,250
Radiate Holdco Tranche B 1st Lien 5.499% (LIBOR01M + 3.00%) 2/1/24 ●	1,218,300	1,183,940
Refinitiv US Holdings Tranche B 1st Lien 6.249% (LIBOR01M + 3.75%) 10/1/25 ●	929,000	893,913
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.749% (LIBOR01M + 3.25%) 6/1/23 ●	892,426	882,387
Sable International Finance Tranche B4 1st Lien 5.749% (LIBOR01M + 3.25%) 1/31/26 ●	1,135,000	1,122,019
Scientific Games International Tranche B5 1st Lien 5.249% (LIBOR01M + 2.75%) 8/14/24 ●	490,041	475,646
Sedgwick Claims Management Services Tranche B 1st Lien 5.749% (LIBOR01M + 3.25%) 12/31/25 ●	905,000	884,637
Severin Acquisition 1st Lien 5.763% (LIBOR01M + 3.25%) 8/1/25 ●	1,900,000	1,851,313
Sigma US Tranche B2 1st Lien 5.797% (LIBOR03M + 3.00%) 7/2/25 ●	1,060,670	1,022,663
Sinclair Television Group Tranche B2 1st Lien 4.75% (LIBOR01M + 2.25%) 1/3/24 ●	588,000	583,590
Solenis International 1st Lien 0.00% 6/26/25 ● X	920,000	905,050
6.707% (LIBOR03M + 4.00%) 6/26/25 ●	433,491	426,447
Solenis International Tranche B 2nd Lien 11.207% (LIBOR03M + 8.50%) 6/18/24 =●	1,080,000	1,031,400
Sound Inpatient Physicians 1st Lien 5.249% (LIBOR01M + 2.75%) 6/28/25 ●	845,750	835,178
Sound Inpatient Physicians 2nd Lien 9.249% (LIBOR01M + 6.75%) 6/28/26 ●	500,000	495,625
Specialty Building Products Holdings 1st Lien 8.249% (LIBOR01M + 5.75%) 10/1/25 ●	2,082,000	2,040,360
Sprint Communications Tranche B 1st Lien 5.00% (LIBOR01M + 2.50%) 2/3/24 ●	3,032,488	2,967,971
5.50% (LIBOR01M + 3.00%) 2/3/24 ●	1,000,000	978,725

8

	Principal amount°	Value (US $)
Loan Agreements (continued)
SS&C European Holdings Tranche B4 1st Lien 4.749% (LIBOR01M + 2.25%) 4/16/25 ●	97,521	$95,726
SS&C Technologies Tranche B3 1st Lien 4.749% (LIBOR01M + 2.25%) 4/16/25 ●	253,544	248,877
SS&C Technologies Tranche B5 1st Lien 4.749% (LIBOR01M + 2.25%) 4/16/25 ●	589,514	579,361
StandardAero Aviation Holdings 1st Lien 6.25% (LIBOR01M + 3.75%) 7/7/22 ●	1,036,826	1,036,340
Staples 1st Lien 6.541% (LIBOR03M + 4.00%) 9/12/24 ●	2,195,115	2,170,420
Stars Group Holdings Tranche B 1st Lien 6.303% (LIBOR03M + 3.50%) 7/10/25 ●	1,616,189	1,604,472
Summit Midstream Partners Holdings Tranche B 1st Lien 8.499% (LIBOR01M + 6.00%) 5/21/22 ●	1,938,877	1,908,179
Surgery Center Holdings 1st Lien 5.75% (LIBOR01M + 3.25%) 8/31/24 ●	977,544	953,106
Tecta America 1st Lien 7.013% (LIBOR01M + 4.50%) 11/21/25 =●	1,835,000	1,809,769
Thor Industries Tranche B 1st Lien 0.00% 2/1/26 ● X	1,395,000	1,340,944
Titan Acquisition Tranche B 1st Lien 5.499% (LIBOR01M + 3.00%) 3/28/25 ●	2,410,199	2,280,650
TMS International Tranche B2 1st Lien 5.40% (LIBOR03M + 2.75%) 8/14/24 ●	896,606	870,716
TransDigm Tranche F 1st Lien 4.999% (LIBOR01M + 2.50%) 6/9/23 ●	991,108	971,011
Trident TPI Holdings 1st Lien 5.749% (LIBOR01M + 3.25%) 10/5/24 ●	1,347,206	1,311,841
Tronox Blocked Borrower Tranche B 1st Lien 5.499% (LIBOR01M + 3.00%) 9/22/24 ●	316,601	312,907
Tronox Finance Tranche B 1st Lien 5.499% (LIBOR01M + 3.00%) 9/22/24 ●	730,617	722,093
United Rentals North America Tranche B 1st Lien 4.249% (LIBOR01M + 1.75%) 10/31/25 ●	1,271,813	1,266,779
Unitymedia Finance Tranche E 1st Lien 4.509% (LIBOR01M + 2.00%) 6/1/23 ●	1,500,000	1,480,469
Universal Health Services Tranche B 1st Lien 4.249% (LIBOR01M + 1.75%) 10/31/25 ●	1,840,000	1,840,000
UPC Financing Partnership Tranche AR 1st Lien 5.009% (LIBOR01M + 2.50%) 1/15/26 ●	303,911	299,760
USI Tranche B 1st Lien 5.803% (LIBOR03M + 3.00%) 5/16/24 ●	962,950	926,238
USIC Holdings 1st Lien 5.749% (LIBOR01M + 3.25%) 12/9/23 ●	972,426	941,430
USS Ultimate Holdings 2nd Lien 10.249% (LIBOR01M + 7.75%) 8/25/25 ●	1,250,000	1,187,500

9

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
USS Ultimate Holdings Tranche B 1st Lien 6.249% (LIBOR01M + 3.75%) 8/25/24 ●	987,500	$977,933
Utz Quality Foods 1st Lien 5.999% (LIBOR01M + 3.50%) 11/21/24 ●	734,428	732,592
Valeant Pharmaceuticals International Tranche B 1st Lien 5.513% (LIBOR01M + 3.00%) 6/1/25 ●	898,475	890,403
Vantage Specialty Chemicals 2nd Lien 10.884% (LIBOR02M + 8.25%) 10/26/25 ●	890,000	854,400
Vantage Specialty Chemicals Tranche B 1st Lien 5.999% (LIBOR02M + 3.50%) 10/28/24 ●	540,166	531,388
Verscend Holding Tranche B 1st Lien 6.999% (LIBOR01M + 4.50%) 8/27/25 ●	2,114,700	2,098,840
Vistra Operations Tranche B3 1st Lien 4.505% (LIBOR01M + 2.00%) 12/1/25 ●	2,067,610	2,032,977
Visual Comfort Group 2nd Lien 10.499% (LIBOR01M + 8.00%) 2/28/25 =●	1,365,198	1,368,201
Wand NewCo 3 Tranche B 1st Lien 0.00% 1/24/26 ● X	1,655,000	1,653,621
Wynn Resorts Tranche B 1st Lien 4.75% (LIBOR01M + 2.25%) 10/30/24 ●	525,000	513,056
Zekelman Industries 1st Lien 4.862% (LIBOR02M + 2.25%) 6/14/21 ●	1,395,649	1,372,387

Total Loan Agreements (cost $155,580,670)		152,729,831

Short-Term Investments – 2.31%
Discount Note – 0.64%≠
Federal Home Loan Bank 0.00% 2/1/19	1,048,663	1,048,663

		1,048,663

Repurchase Agreements – 1.67%
Bank of America Merrill Lynch 2.55%, dated 1/31/19, to be repurchased on 2/1/19,repurchase price $332,932 (collateralized by US government obligations 2.125% 12/31/22; market value $339,567)	332,909	332,909
Bank of Montreal 2.43%, dated 1/31/19, to be repurchased on 2/1/19,repurchase price $915,561 (collateralized by US government obligations 0.00%–4.375% 3/28/19–2/15/48; market value $933,809)	915,499	915,499

10

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 2.55%, dated 1/31/19, to be repurchased on 2/1/19,repurchase price $1,501,102 (collateralized by US government obligations 0.00%–4.375% 3/07/19–8/15/47; market value $1,531,016)	1,500,996	$1,500,996

		2,749,404

Total Short-Term Investments (cost $3,798,067)		3,798,067

Total Value of Securities – 100.89% (cost $168,643,481)		$165,514,237

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $5,257,386, which represents 3.20% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.

ψ	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Jan. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

11

Schedule of investments
Delaware Floating Rate Fund

Unfunded Loan Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Jan. 31, 2019:

	Principal
Borrower	Amount	Cost	Value
Heartland Dental
Tranche DD 1st Lien
3.75% (LIBOR01M + 3.75%) 4/30/25	$155,120	$155,120	$151,242

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Pay-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

12

Statement of assets and liabilities
Delaware Floating Rate Fund	January 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$165,514,237
Cash	1,231,669
Receivable for securities sold	9,520,207
Receivable for fund shares sold	808,647
Dividends and interest receivable	596,718

Total assets	177,671,478

Liabilities:
Payable for securities purchased	12,960,189
Payable for fund shares redeemed	256,469
Distribution payable	212,258
Investment management fees payable to affiliates	66,199
Other accrued expenses	63,533
Distribution fees payable to affiliates	33,630
Audit and tax fees payable	26,405
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,450
Accounting and administration expenses payable to affiliates	887
Trustees’ fees and expenses payable	725
Legal fees payable to affiliates	236
Reports and statements to shareholders expenses payable to affiliates	153

Total liabilities	13,622,134

Total Net Assets	$164,049,344

Net Assets Consist of:
Paid-in capital	$181,025,031
Total distributable earnings (loss)	(16,975,687)

Total Net Assets	$164,049,344

13

Statement of assets and liabilities
Delaware Floating Rate Fund

Net Asset Value
Class A:
Net assets	$40,633,951
Shares of beneficial interest outstanding, unlimited authorization, no par	4,979,617
Net asset value per share	$8.16
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.39

Class C:
Net assets	$28,508,965
Shares of beneficial interest outstanding, unlimited authorization, no par	3,494,923
Net asset value per share	$8.16

Class R:
Net assets	$405,299
Shares of beneficial interest outstanding, unlimited authorization, no par	49,697
Net asset value per share	$8.16

Institutional Class:
Net assets	$94,501,129
Shares of beneficial interest outstanding, unlimited authorization, no par	11,582,650
Net asset value per share	$8.16

[1] Investments, at cost	$168,643,481

See accompanying notes, which are an integral part of the financial statements.

14

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Statement of operations
Delaware Floating Rate Fund	Six months ended January 31, 2019 (Unaudited)

Investment Income:
Interest	$6,080,237

Expenses:
Management fees	497,136
Distribution expenses – Class A	51,186
Distribution expenses – Class C	150,119
Distribution expenses – Class R	1,034
Dividend disbursing and transfer agent fees and expenses	84,245
Accounting and administration expenses	38,265
Registration fees	37,656
Audit and tax fees	28,107
Reports and statements to shareholders	20,585
Legal fees	5,527
Trustees’ fees and expenses	5,321
Custodian fees	5,021
Other	18,496

942,698
Less expenses waived	(48,819)
Less expenses paid indirectly	(3,889)

Total operating expenses	889,990

Net Investment Income	5,190,247

Net Realized and Unrealized Gain (Loss):
Net realized loss on Investments	(733,856)
Net change in unrealized appreciation (depreciation) of investments	(3,793,481)

Net Realized and Unrealized Loss	(4,527,337)

Net Increase in Net Assets Resulting from Operations	$662,910

See accompanying notes, which are an integral part of the financial statements.

16

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Statements of changes in net assets
Delaware Floating Rate Fund

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,190,247	$10,332,307
Net realized gain (loss)	(733,856)	33,579
Net change in unrealized appreciation (depreciation)	(3,793,481)	(1,109,884)

Net increase in net assets resulting from operations	662,910	9,256,002

Dividends and Distributions to Shareholders from:
Distributable earnings:*
Class A	(1,069,515)	(2,090,539)
Class C	(671,644)	(1,232,135)
Class R	(10,278)	(19,311)
Institutional Class	(3,489,101)	(7,279,941)

Return of capital:
Class A	—	(15,115)
Class C	—	(11,921)
Class R	—	(163)
Institutional Class	—	(56,356)

	(5,240,538)	(10,705,481)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,798,013	13,437,905
Class C	4,530,023	2,885,464
Class R	963	22,191
Institutional Class	23,540,515	63,675,428

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	986,675	2,001,869
Class C	603,850	1,130,443
Class R	10,225	19,179
Institutional Class	3,112,160	6,273,929

	48,582,424	89,446,408

18

	Six months ended 1/31/19 (Unaudited)	Year ended 7/31/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,895,662)	$(25,960,784)
Class C	(6,484,339)	(12,083,966)
Class R	(13,202)	(94,715)
Institutional Class	(73,449,281)	(115,405,215)

	(93,842,484)	(153,544,680)

Decrease in net assets derived from capital share transactions	(45,260,060)	(64,098,272)

Net Decrease in Net Assets	(49,837,688)	(65,547,751)

Net Assets:
Beginning of period	213,887,032	279,434,783

End of period[1]	$164,049,344	$213,887,032

[1]

Net Assets – End of year includes distributions in excess of net investment income of $(249,500) in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Jan. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 10 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

				Institutional
	Class A	Class C	Class R	Class
Dividends from net investment income	$(2,090,539)	$(1,232,135)	$(19,311)	$(7,279,941)

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $15,115 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/19[1] (Unaudited)	Year ended
	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.34	$8.39	$8.29	$8.42	$8.63	$8.60

0.22	0.35	0.20	0.17	0.18	0.17
(0.18)	(0.03)	0.11	(0.15)	(0.21)	0.04

0.04	0.32	0.31	0.02	(0.03)	0.21

(0.22)	(0.37)	(0.19)	(0.12)	(0.17)	(0.15)
—	— [3]	(0.02)	(0.03)	(0.01)	(0.03)

(0.22)	(0.37)	(0.21)	(0.15)	(0.18)	(0.18)

$8.16	$8.34	$8.39	$8.29	$8.42	$8.63

0.45%	3.85%	3.82%	0.29%	(0.35% )	2.40%

$40,634	$38,701	$49,486	$57,985	$87,398	$158,691
0.94%	0.97%	0.97%	0.96%	0.96%	0.95%
0.99%	0.98%	0.97%	0.96%	0.96%	0.96%
5.17%	4.22%	2.41%	2.09%	2.08%	1.89%
5.12%	4.21%	2.41%	2.09%	2.08%	1.88%
73%	157%	173%	90%	86%	96%

21

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $11,921 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.34	$8.39	$8.29	$8.42	$8.63	$8.60

0.18	0.29	0.14	0.11	0.11	0.10
(0.17)	(0.04)	0.11	(0.15)	(0.21)	0.04

0.01	0.25	0.25	(0.04)	(0.10)	0.14

(0.19)	(0.30)	(0.13)	(0.06)	(0.10)	(0.08)
—	— [3]	(0.02)	(0.03)	(0.01)	(0.03)

(0.19)	(0.30)	(0.15)	(0.09)	(0.11)	(0.11)

$8.16	$8.34	$8.39	$8.29	$8.42	$8.63

0.07%	3.08%	3.06%	(0.46% )	(1.10% )	1.64%

$28,509	$30,512	$38,778	$51,400	$72,505	$100,779
1.69%	1.72%	1.72%	1.71%	1.71%	1.70%
1.74%	1.73%	1.72%	1.71%	1.71%	1.70%
4.42%	3.47%	1.66%	1.34%	1.33%	1.14%
4.37%	3.46%	1.66%	1.34%	1.33%	1.14%
73%	157%	173%	90%	86%	96%

23

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $163 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/19[1]	Year ended
(Unaudited)	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.34	$8.39	$8.29	$8.42	$8.63	$8.60

0.20	0.33	0.18	0.15	0.16	0.14
(0.17)	(0.03)	0.11	(0.15)	(0.21)	0.04

0.03	0.30	0.29	—	(0.05)	0.18

(0.21)	(0.35)	(0.17)	(0.10)	(0.15)	(0.12)
—	— [3]	(0.02)	(0.03)	(0.01)	(0.03)

(0.21)	(0.35)	(0.19)	(0.13)	(0.16)	(0.15)

$8.16	$8.34	$8.39	$8.29	$8.42	$8.63

0.32%	3.60%	3.57%	0.03%	(0.61% )	2.15%

$405	$416	$472	$494	$570	$845
1.19%	1.22%	1.22%	1.21%	1.21%	1.20%
1.24%	1.23%	1.22%	1.21%	1.21%	1.20%
4.92%	3.97%	2.16%	1.84%	1.83%	1.64%
4.87%	3.96%	2.16%	1.84%	1.83%	1.64%
73%	157%	173%	90%	86%	96%

25

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended July 31, 2018, return of capital distributions of $56,356 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 1/31/19[1] (Unaudited)	Year ended
	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
$8.34	$8.39	$8.29	$8.42	$8.63	$8.60

0.23	0.37	0.22	0.19	0.20	0.19
(0.18)	(0.03)	0.11	(0.15)	(0.21)	0.04

0.05	0.34	0.33	0.04	(0.01)	0.23

(0.23)	(0.39)	(0.21)	(0.14)	(0.19)	(0.17)
—	— [3]	(0.02)	(0.03)	(0.01)	(0.03)

(0.23)	(0.39)	(0.23)	(0.17)	(0.20)	(0.20)

$8.16	$8.34	$8.39	$8.29	$8.42	$8.63

0.58%	4.11%	4.08%	0.54%	(0.11% )	2.66%

$94,501	$144,258	$190,698	$185,674	$229,549	$268,629
0.69%	0.72%	0.72%	0.71%	0.71%	0.70%
0.74%	0.73%	0.72%	0.71%	0.71%	0.70%
5.42%	4.47%	2.66%	2.34%	2.33%	2.14%
5.37%	4.46%	2.66%	2.34%	2.33%	2.14%
73%	157%	173%	90%	86%	96%

27

Notes to financial statements
Delaware Floating Rate Fund	January 31, 2019 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 0.75%, which will be incurred if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are

28

valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2019 and for all open tax years (years ended July 31, 2015–July 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Jan. 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2019 and matured on the next business day.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased

29

Notes to financial statements
Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, the fund earned $3,788 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2019, the Fund earned $101 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.69% of average daily net assets. The expense waiver is in effect from Aug. 1, 2018 through Jan. 31, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are

30

calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $5,788 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2019, the Fund was charged $8,174 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2019, the Fund was charged $2,782 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2019, DDLP earned $2,952 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2019, DDLP received gross CDSC commissions of $970 and $1,122 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from April 1, 2018 through Nov. 28, 2019.

31

Notes to financial statements
Delaware Floating Rate Fund

3. Investments

For the six months ended Jan. 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$139,585,122
Purchases of US government securities	—
Sales other than US government securities	183,132,471
Sales of US government securities	—

At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2019, the cost and unrealized appreciation (depreciation) of investments for the fund were as follows:

Cost of investments	$168,666,029

Aggregate unrealized appreciation of investments	$232,687
Aggregate unrealized depreciation of investments	(3,384,479)

Net unrealized depreciation of investments	$(3,151,792)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term
$4,579,135	$8,015,675

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets

32

or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 2	Level 3	Total

Assets:
Corporate Debt	$8,986,339	$—	$8,986,339
Loan Agreements[1]	145,783,378	6,946,453	152,729,831
Short-Term Investments	3,798,067	—	3,798,067

Total Value of Securities	$158,567,784	$6,946,453	$165,514,237

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments with significant unobservable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	95.45%	4.55%	100.00%

During the six months ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant

33

Notes to financial statements
Delaware Floating Rate Fund

change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/18	$6,453,109
Net realized gain (loss)	(123,468)
Net change in unrealized appreciation (depreciation)	9,648
Purchases	2,632,582
Sales	(3,098,220)
Amortization	83
Transfers into Level 3	3,780,260
Transfers out of Level 3	(2,707,541)

Balance as of 1/31/19	$6,946,453

Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$27,336

34

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/19	7/31/18
Shares sold:
Class A	1,910,770	1,607,285
Class C	551,621	345,171
Class R	116	2,654
Institutional Class	2,862,343	7,616,014

Shares issued upon reinvestment of dividends and distributions:
Class A	119,629	239,345
Class C	73,283	135,198
Class R	1,240	2,294
Institutional Class	377,243	750,210

	5,896,245	10,698,171

Shares redeemed:
Class A	(1,690,038)	(3,106,058)
Class C	(789,010)	(1,445,194)
Class R	(1,581)	(11,319)
Institutional Class	(8,954,766)	(13,805,251)

	(11,435,395)	(18,367,822)

Net decrease	(5,539,150)	(7,669,651)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Jan. 31, 2019 and the year ended July 31, 2018, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended 1/31/19	—	177	165	12	$1,462
Year ended 7/31/18	9,634	5,168	4,760	10,056	$123,660

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced

35

Notes to financial statements

Delaware Floating Rate Fund

5. Line of Credit (continued)

from $155,000,000 to $130,000,0000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Jan. 31, 2019 or at any time during the period then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under master repurchase agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

As of Jan. 31, 2019, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Repurchase Agreements	Fair Value of	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
		Non-Cash
Counterparty		Collateral Received(a)
Bank of America Merrill Lynch	$332,909	$(332,909)	$—	$(332,909)	$—
Bank of Montreal	915,499	(915,499)	—	(915,499)	—
BNP Paribas	1,500,996	(1,500,996)	—	(1,500,996)	—

Total	$2,749,404	$(2,749,404)	$—	$(2,749,404)	$—

(a) The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2019.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

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7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

37

Notes to financial statements
Delaware Floating Rate Fund

7. Securities Lending (continued)

circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2019, the Fund had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

38

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on

39

Notes to financial statements
Delaware Floating Rate Fund

8. Credit and Market Risk (continued)

investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

40

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of advisory agreement for Delaware Floating Rate Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for Delaware Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into

41

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of advisory agreement for Delaware Floating Rate Fund at a meeting held August 15-16, 2018 (continued)

additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s repositioning in early 2017 to provide additional focus on bank loans. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

42

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2018, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

Board consideration of sub-advisory agreement for Delaware Floating Rate Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware Floating Rate Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for the Fund. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by

43

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of sub-advisory agreement for Delaware Floating Rate Fund at a meeting held November 14-15, 2018 (continued)

MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Fund. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Fund, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

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About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

45

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2019